UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon		97209
(Address of principal executive offices)		(Zip code)

Bridget McNamara-Fenesy, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

With a copy to: Cynthia Beyea, Esquire Eversheds Sutherland (US) LLP 700 6th St NW Washington, DC 20001

Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31/2019

Date of reporting period:	03/31/2019

Item 1. Schedule of Investments.

The schedule of investments for the period ending March 31, 2019, is filed herewith.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Shares		Value (Note 1)

	COMMON STOCKS—73.1%

	Australia—4.1%
3,702	AGL Energy, Ltd.	$57,225
8,035	ALS, Ltd.	43,303
1,335	Altium, Ltd.	30,637
9,599	Amcor, Ltd.	104,895
12,594	AMP, Ltd.	18,779
1,231	Ansell, Ltd.	22,219
4,576	Aristocrat Leisure, Ltd.	79,638
487	ASX, Ltd.	24,150
4,297	Atlas Arteria, Ltd.	22,029
27,196	Aurizon Holdings, Ltd.	87,863
12,821	Ausdrill, Ltd.	14,839
16,565	Australia & New Zealand Banking Group, Ltd.	306,164
24,262	Australian Agricultural Co., Ltd.*	17,486
23,353	Australian Pharmaceutical Industries, Ltd.	25,121
16,877	Automotive Holdings Group, Ltd.†	20,971
9,893	Aveo Group	13,838
6,621	Bank of Queensland, Ltd.†	42,781
4,472	Bapcor, Ltd.	17,528
19,836	Beach Energy, Ltd.	29,014
2,901	Bendigo & Adelaide Bank, Ltd.	19,939
28,363	BHP Group, Ltd.	775,156
165	Blackmores, Ltd.†	10,911
6,586	BlueScope Steel, Ltd.	65,236
8,539	Boral, Ltd.	27,830
9,097	Brambles, Ltd.	75,962
1,774	Breville Group, Ltd.	20,507
1,742	Brickworks, Ltd.	21,423
1,732	Caltex Australia, Ltd.	32,233
2,491	carsales.com, Ltd.	22,374
5,928	Challenger, Ltd.	34,852
16,096	Cleanaway Waste Management, Ltd.	25,372
6,210	Coca-Cola Amatil, Ltd.	38,141
400	Cochlear, Ltd.	49,215
8,123	Coles Group, Ltd.*	68,348
13,861	Commonwealth Bank of Australia	695,239
3,340	Computershare, Ltd.	40,506
34,520	Cooper Energy, Ltd.*	12,255
983	Corporate Travel Management, Ltd.†	17,771
3,820	Costa Group Holdings, Ltd.	13,942
2,419	Crown Resorts, Ltd.	19,770
3,245	CSL, Ltd.	449,163
9,383	CSR, Ltd.	22,119
14,019	Domain Holdings Australia, Ltd.†	25,383
4,400	Downer EDI, Ltd.	23,994
4,297	DuluxGroup, Ltd.	22,578
4,311	Elders, Ltd.	18,580
13,141	Evolution Mining, Ltd.	34,151
669	Flight Centre Travel Group, Ltd.	19,975
24,562	Fortescue Metals Group, Ltd.	124,000
9,874	Genworth Mortgage Insurance Australia, Ltd.†	16,756
9,317	GWA Group, Ltd.	21,037
9,170	Incitec Pivot, Ltd.	20,315
7,352	Independence Group NL	25,371

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Australia (Continued)
14,639	Insurance Australia Group Ltd.	$79,829
1,394	InvoCare, Ltd.†	14,065
2,337	IOOF Holdings, Ltd.	10,155
539	IRESS, Ltd.	5,002
2,408	JB Hi-Fi, Ltd.†	42,660
2,512	LendLease Group	22,082
4,284	Link Administration Holdings, Ltd.	22,449
2,349	Macquarie Group, Ltd.	215,861
1,171	Magellan Financial Group, Ltd.	30,290
22,423	Mayne Pharma Group, Ltd.*	11,065
12,504	Metcash, Ltd.	23,528
1,851	Mineral Resources, Ltd.	20,766
19,807	National Australia Bank, Ltd.†	355,396
10,216	New Hope Corp., Ltd.	21,834
447	Newcrest Mining, Ltd.	8,097
5,029	NEXTDC, Ltd.†, *	22,532
5,984	NIB holdings, Ltd.	22,264
17,950	Nine Entertainment Co. Holdings, Ltd.	21,795
7,157	Northern Star Resources, Ltd.	45,482
11,110	NRW Holdings, Ltd.	18,775
4,065	Oil Search, Ltd.	22,658
4,936	oOh!media, Ltd.	13,634
1,697	Orica, Ltd.	21,243
10,538	Origin Energy, Ltd.	53,874
9,118	Orora, Ltd.	19,358
6,746	OZ Minerals, Ltd.	50,774
3,547	Pendal Group, Ltd.	23,297
555	Perpetual, Ltd.†	15,243
2,030	Premier Investments, Ltd.	23,437
10,651	Qantas Airways, Ltd.	42,805
7,304	QBE Insurance Group, Ltd.	63,842
1,072	Ramsay Health Care, Ltd.†	48,981
6,758	Regis Resources, Ltd.	25,432
25,575	Resolute Mining, Ltd.	21,973
3,594	Rio Tinto, Ltd.	249,858
4,596	Sandfire Resources NL	22,550
10,594	Santos, Ltd.	51,377
10,376	Saracen Mineral Holdings, Ltd.*	21,366
3,349	SEEK, Ltd.	41,709
4,361	Sims Metal Management, Ltd.	33,164
2,601	Sonic Healthcare, Ltd.	45,358
9,838	South32, Ltd.	26,056
10,287	Southern Cross Media Group, Ltd.	8,546
12,721	Spark Infrastructure Group	20,594
6,758	St Barbara, Ltd.	16,171
4,658	Star Entertainment Grp, Ltd. (The)	13,825
11,105	Steadfast Group, Ltd.	24,996
3,030	Suncorp Group, Ltd.	29,647
4,226	Super Retail Group, Ltd.†	24,095
4,242	Sydney Airport	22,379
6,942	Tabcorp Holdings, Ltd.	22,773
5,500	Tassal Group, Ltd.	18,980
4,562	Technology One, Ltd.	25,914
32,411	Telstra Corp., Ltd.	76,405

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Australia (Continued)
3,218	Transurban Group	$30,161
1,963	Treasury Wine Estates, Ltd.	20,810
12,616	Vocus Group, Ltd.*	33,055
1,394	Webjet, Ltd.	14,402
8,107	Wesfarmers, Ltd.	199,458
6,437	Western Areas, Ltd.	10,284
25,089	Westpac Banking Corp.	461,750
6,375	Whitehaven Coal, Ltd.	18,333
778	Woodside Petroleum, Ltd.	19,125
7,616	Woolworths Group, Ltd.	164,395
2,336	WorleyParsons, Ltd.	23,487
		7,140,385
	Austria—0.3%
984	ANDRITZ AG	42,209
658	CA Immobilien Anlagen AG	23,767
133	DO & Co. AG	10,936
2,245	Erste Group Bank AG*	82,501
1,377	FACC AG†, *	19,988
1,233	Immofianz AG*	30,622
211	Lenzing AG	22,604
1,814	OMV AG	98,426
3,082	Raiffeisen Bank International AG	69,179
1,874	Telekom Austria AG*	13,622
1,734	UNIQA Insurance Group AG	17,273
884	Vienna Insurance Group AG Wiener Versicherung Gruppe	22,708
		453,835
	Belgium—0.8%
219	Ackermans & van Haaren NV	33,042
2,424	Ageas	116,922
5,568	AGFA-Gevaert NV*	23,185
7,147	Anheuser-Busch InBev SA/NV	599,362
1,086	Bekaert SA	25,510
609	Colruyt SA	45,019
513	D’ieteren SA/NV	20,314
175	Elia System Operator SA/NV	12,269
1,410	Euronav NV†	11,475
548	EVS Broadcast Equipment SA	12,387
202	Galapagos NV*	23,543
197	Gimv NV	11,049
1,847	KBC Group NV	129,036
796	Ontex Group NV	17,912
1,637	Proximus SADP	47,211
214	Sipef NV	11,979
256	Solvay SA	27,677
449	Telenet Group Holding NV	21,597
1,442	UCB SA	123,841
523	Umicore SA	23,226
		1,336,556
	Canada—7.0%
1,800	Absolute Software Corp.	12,257
1,679	Aecon Group, Inc.	21,912

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Canada (Continued)
607	Ag Growth International, Inc.	$28,280
278	Agnico Eagle Mines, Ltd.	12,087
1,100	Air Canada*	26,513
3,318	Alamos Gold, Inc., Class A	16,834
867	Algonquin Power & Utilities Corp.	9,751
2,654	Alimentation Couche-Tard, Inc., Class B	156,338
1,185	Altus Group, Ltd.†	23,117
7,137	ARC Resources, Ltd.	48,707
989	Aritzia, Inc.*	13,144
700	Atco, Ltd., Class I	23,572
1,022	Aurora Cannabis, Inc.†, *	9,246
16,677	B2Gold Corp.*	46,673
6,464	Bank of Montreal	483,657
8,200	Bank of Nova Scotia (The)†	436,523
10,625	Barrick Gold Corp.	145,658
3,183	Bausch Health Cos., Inc.*	78,530
1,608	BCE, Inc.	71,402
9,500	Birchcliff Energy, Ltd.†	25,308
7,292	BlackBerry, Ltd.*	73,501
16,000	Bonavista Energy Corp.†	13,290
2,062	Boralex, Inc., Class A	29,255
1,120	Brookfield Asset Management, Inc., Class A	52,180
785	BRP, Inc.	21,782
3,678	CAE, Inc.	81,495
4,802	Cameco Corp.	56,596
4,900	Canaccord Genuity Group, Inc.	21,414
400	Canada Goose Holdings, Inc.*	19,211
3,635	Canadian Imperial Bank of Commerce	287,242
4,408	Canadian National Railway Co.†	394,604
14,634	Canadian Natural Resources, Ltd.	401,782
863	Canadian Pacific Railway, Ltd.	177,812
732	Canadian Tire Corp., Ltd., Class A	78,872
500	Canadian Utilities, Ltd., Class A	13,649
2,480	Canadian Western Bank	51,795
1,876	Canfor Corp.*	19,232
2,194	Capital Power Corp.	51,388
2,300	Cascades, Inc.	14,354
1,637	CCL Industries, Inc., Class B	66,271
2,566	Celestica, Inc.*	21,679
1,967	Cenovus Energy, Inc.	17,074
5,235	Centerra Gold, Inc.*	27,461
9,000	CES Energy Solutions Corp.	18,386
1,621	CGI, Inc.*	111,439
4,339	CI Financial Corp.	59,224
2,372	Cineplex, Inc.†	43,203
490	Cogeco Communications, Inc.	31,292
300	Cogeco, Inc.	17,654
825	Colliers International Group, Inc.	55,111
122	Constellation Software, Inc.	103,390
2,837	Cott Corp.	41,397
3,330	CRH Medical Corp.*	8,796
4,912	Detour Gold Corp.*	46,093
500	Dollarama, Inc.	13,339
1,821	Dorel Industries, Inc., Class B	16,079

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Canada (Continued)
2,200	DREAM Unlimited Corp., Class A	$12,808
6,100	Dundee Precious Metals, Inc.*	20,222
4,100	ECN Capital Corp.	13,285
8,477	Element Fleet Management Corp.	53,602
663	Emera, Inc.	24,791
2,520	Enbridge, Inc.	91,270
7,600	Encana Corp.	55,051
2,494	Enerflex, Ltd.	35,627
7,134	Enerplus Corp.	59,790
882	Enghouse Systems, Ltd.	22,401
4,100	Ensign Energy Services, Inc.	16,414
4,400	Extendicare, Inc.†	24,826
281	Fairfax Financial Holdings, Ltd.	130,160
2,600	Fiera Capital Corp.	24,378
3,098	Finning International, Inc.	55,082
2,677	First Capital Realty, Inc.	42,869
4,882	First Majestic Silver Corp.†, *	32,112
680	First Quantum Minerals, Ltd.	7,709
547	FirstService Corp.	48,730
2,876	Fortis, Inc.	106,294
206	Franco-Nevada Corp.	15,444
787	Genworth MI Canada, Inc.†	23,845
1,045	George Weston, Ltd.	75,141
1,500	Gibson Energy, Inc.	25,783
1,871	Gildan Activewear, Inc.	67,274
2,859	Gluskin Sheff + Associates, Inc.†	30,701
2,467	Goldcorp, Inc.	28,226
5,700	Gran Tierra Energy, Inc.*	12,967
1,337	Great Canadian Gaming Corp.*	50,154
806	Great-West Lifeco, Inc.	19,517
1,700	Home Capital Group, Inc.†, *	20,036
7,321	Hudbay Minerals, Inc.	52,318
5,928	Husky Energy, Inc.	58,777
2,998	Hydro One, Ltd.#	46,573
1,537	Ia Financial Corp., Inc.	56,679
3,400	IAMGOLD Corp.*	11,780
800	Imperial Oil, Ltd.	21,839
2,417	Innergex Renewable Energy, Inc.†	25,466
159	Intact Financial Corp.	13,454
4,565	Inter Pipeline, Ltd.†	75,528
2,045	Interfor Corp.*	23,995
2,087	Intertape Polymer Group, Inc.	28,345
1,600	Invesque, Inc.†	11,416
19,814	Ivanhoe Mines, Ltd., Class A*	47,446
700	Jamieson Wellness, Inc.	9,863
500	K-Bro Linen, Inc.	13,937
7,152	Kelt Exploration, Ltd.*	29,489
3,848	Keyera Corp.†	90,733
621	Kinder Morgan Canada, Ltd.#	7,407
17,698	Kinross Gold Corp.*	60,920
2,070	Kirkland Lake Gold, Ltd.	62,951
3,700	Knight Therapeutics, Inc.*	20,323
800	Laurentian Bank of Canada†	24,275
1,289	Linamar Corp.	46,222

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Canada (Continued)
1,322	Loblaw Cos., Ltd.	$65,212
8,900	Lucara Diamond Corp.	10,389
13,050	Lundin Mining Corp.	60,546
8,872	Magna International, Inc.	431,998
4,800	Major Drilling Group International, Inc.*	16,128
2,135	Manulife Financial Corp.	36,107
1,530	Maple Leaf Foods, Inc.	35,389
2,600	Martinrea International, Inc.	23,542
1,895	Medical Facilities Corp.†	25,000
1,000	Methanex Corp.	56,797
1,982	Metro, Inc.	72,971
562	Morneau Shepell, Inc.	11,527
470	MTY Food Group, Inc.	20,684
2,700	Mullen Group, Ltd.	24,205
4,527	National Bank of Canada†	204,305
1,740	NFI Group, Inc.	42,642
1,156	Norbord, Inc.†	31,851
1,126	North West Co., Inc. (The)	24,275
2,067	Northland Power, Inc.	36,503
664	Nutrien, Ltd.	35,020
11,800	OceanaGold Corp.†	37,086
393	Onex Corp.	22,168
2,715	Open Text Corp.	104,244
3,287	Osisko Gold Royalties, Ltd.	36,920
4,296	Pan American Silver Corp.	56,772
4,549	Parex Resources, Inc.*	71,213
700	Park Lawn Corp.	14,400
1,907	Parkland Fuel Corp.	58,265
1,760	Pason Systems, Inc.	25,682
1,770	Pembina Pipeline Corp.	65,020
4,630	Peyto Exploration & Development Corp.	24,218
11,600	Precision Drilling Corp.*	27,517
300	Premium Brands Holdings Corp.†	17,286
1,000	Quebecor, Inc., Class B	24,515
700	Recipe Unlimited Corp.	13,294
1,500	Restaurant Brands International, Inc.	97,587
1,345	Richelieu Hardware, Ltd.	23,843
1,489	Ritchie Bros Auctioneers, Inc.	50,553
2,204	Rogers Communications, Inc., Class B	118,533
5,300	Rogers Sugar, Inc.†	23,915
12,600	Royal Bank of Canada	950,598
1,740	Russel Metals, Inc.	30,637
1,204	Saputo, Inc.	41,039
4,547	Secure Energy Services, Inc.	27,833
11,834	SEMAFO, Inc.*	32,854
2,897	Seven Generations Energy, Ltd., Class A*	20,920
5,619	Shaw Communications, Inc., Class B	116,934
1,968	ShawCor, Ltd.	29,468
40	Shopify, Inc., Class A*	8,257
1,794	Sienna Senior Living, Inc.†	25,413
1,359	Sleep Country Canada Holdings, Inc.#	19,292
1,519	SNC-Lavalin Group, Inc.	38,545
737	Spin Master Corp.#, †, *	20,626
3,369	SSR Mining, Inc.*	42,580

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Canada (Continued)
1,600	Stantec, Inc.	$37,810
400	Stella-Jones, Inc.	13,517
649	Sun Life Financial, Inc.	24,933
17,263	Suncor Energy, Inc.	559,480
3,579	Superior Plus Corp.	30,665
8,602	Teck Resources, Ltd., Class B	199,030
3,900	Teranga Gold Corp.*	11,236
1,944	TFI International, Inc.	57,417
287	Thomson Reuters Corp.	16,981
3,200	Timbercreek Financial Corp.†	22,461
801	TMX Group, Ltd.	51,590
6,950	TORC Oil & Gas, Ltd.	23,975
1,339	Toromont Industries, Ltd.	68,385
11,126	Toronto-Dominion Bank (The)	603,777
5,111	Tourmaline Oil Corp.	78,940
7,036	TransAlta Corp.	51,703
2,812	TransAlta Renewables, Inc.	28,491
540	TransCanada Corp.	24,253
3,001	Tricon Capital Group, Inc.†	25,848
15,700	Turquoise Hill Resources, Ltd.*	25,847
1,000	Uni-Select, Inc.†	10,372
1,200	Valener, Inc.†	23,482
2,344	Vermilion Energy, Inc.†	57,866
1,800	Wajax Corp.	22,521
272	Waste Connections, Inc.	24,093
1,290	West Fraser Timber Co., Ltd.	62,746
12,500	Western Forest Products, Inc.†	17,211
1,500	Wheaton Precious Metals Corp.	35,705
4,700	Whitecap Resources, Inc.	16,214
400	Winpak, Ltd.	12,910
452	WSP Global, Inc.	24,701
25,721	Yamana Gold, Inc.	66,980
		12,247,354
	Denmark—1.2%
189	ALK-Abello A/S*	31,238
11	AP Moller - Maersk A/S, Class A	13,305
23	AP Moller - Maersk A/S, Class B†	29,174
907	Bang & Olufsen A/S*	8,163
641	Carlsberg A/S, Class B	80,055
555	Chr Hansen Holding A/S	56,256
568	Coloplast A/S, Class B	62,318
1,040	Danske Bank A/S	18,252
1,375	Demant A/S*	40,659
2,005	DSV A/S	165,813
316	FLSmidth & Co. A/S†	13,651
261	Genmab A/S*	45,295
1,611	GN Store Nord A/S	74,796
818	H+H International A/S, Class B†, *	12,082
3,142	ISS A/S	95,600
593	Jyske Bank A/S†	22,908
1,970	Matas A/S	19,477
266	Nilfisk Holding A/S*	10,511
362	NNIT A/S#	9,334

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Denmark (Continued)
12,082	Novo Nordisk A/S, Class B	$632,474
2,254	Novozymes A/S, Class B	103,634
727	Orsted A/S#	55,098
841	Pandora A/S	39,375
376	Per Aarsleff Holding A/S	12,457
402	Ringkjoebing Landbobank A/S†	24,704
44	Rockwool International A/S, Class A	9,157
186	Rockwool International A/S, Class B	43,570
1,104	Royal Unibrew A/S	81,447
1,644	Scandinavian Tobacco Group A/S#	20,502
198	Schouw & Co. A/S†	14,720
638	SimCorp A/S	61,591
1,256	Spar Nord Bank A/S	11,002
555	Sydbank A/S†	11,508
676	Topdanmark A/S	33,762
837	Tryg A/S	22,964
2,306	Vestas Wind Systems A/S	194,032
		2,180,884
	Finland—1.0%
631	Cramo OYJ	12,408
2,156	Elisa OYJ	97,272
2,285	Finnair OYJ	20,557
5,712	Fortum OYJ†	116,808
1,730	Huhtamaki OYJ	64,371
934	Kemira OYJ	11,546
239	Kesko OYJ, Class A	13,217
373	Kesko OYJ, Class B	22,695
2,212	Kone OYJ, Class B	111,560
1,119	Konecranes OYJ†	39,778
1,568	Metso OYJ	53,928
1,091	Neste Oyj†	116,264
15,678	Nokia OYJ	89,235
1,922	Nokian Renkaat OYJ	64,335
281	Olvi OYJ, Class A	10,150
7,100	Oriola OYJ, Class B†	18,677
727	Orion OYJ, Class A	27,197
1,558	Orion OYJ, Class B†	58,408
5,228	Outokumpu OYJ†	18,989
7,476	Raisio OYJ	20,924
873	Revenio Group OYJ†	15,042
3,539	Sampo OYJ, Class A	160,423
8,204	Stora Enso OYJ	100,265
390	Tieto OYJ	11,899
1,160	Tikkurila OYJ	19,024
2,646	Tokmanni Group Corp.	24,665
8,944	UPM-Kymmene OYJ	260,856
559	Vaisala OYJ†	11,224
2,116	Valmet OYJ†	53,549
5,634	Wartsila OYJ Abp†	90,912

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Finland (Continued)
1,665	YIT OYJ†	$9,647
		1,745,825
	France—6.9%
969	Accor SA	39,251
292	Aeroports de Paris	56,470
3,912	Air France-KLM†, *	43,993
3,707	Air Liquide SA	471,346
4,542	Airbus SE	600,699
966	Alstom SA	41,849
476	Alten SA	50,939
272	Amundi SA#	17,117
1,401	Arkema SA	133,364
286	Atos SE	27,591
368	Aubay	13,065
10,652	AXA SA	268,013
570	BioMerieux	47,124
3,404	BNP Paribas SA	162,704
5,062	Bollore SA	22,872
3,865	Bouygues SA	138,088
2,992	Bureau Veritas SA	70,146
1,394	Capgemini SE	169,038
5,158	Carrefour SA	96,337
6,743	Cie de St-Gobain	244,392
3,063	Cie Generale des Etablissements Michelin SCA	362,146
961	CNP Assurances	21,150
2,606	Coface SA	23,035
874	Credit Agricole SA	10,559
4,630	Danone SA	356,755
74	Dassault Systemes SE	11,019
5,436	Derichebourg SA	22,086
106	Devoteam SA	11,760
2,880	Edenred	131,067
1,777	Eiffage SA	170,750
6,771	Electricite de France SA	92,588
1,532	Elior Group SA#	20,502
4,742	Elis SA	76,226
2,936	Engie SA	43,737
144	EssilorLuxottica SA	15,730
155	Eurofins Scientific SE†	64,158
993	Euronext NV#	62,935
1,237	Europcar Mobility Group#	10,032
4,666	Eutelsat Communications SA	81,626
178	Fnac Darty SA*	13,288
180	Gaztransport Et Technigaz SA	16,375
218	Hermes International	143,839
77	ID Logistics Group*	12,196
454	Iliad SA	45,580
410	Imerys SA	20,439
812	Ingenico Group SA	57,949
308	Ipsen SA	42,220
392	IPSOS	9,815
614	JCDecaux SA	18,679
637	Kaufman & Broad SA	26,024

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	France (Continued)
569	Kering SA	$326,287
913	Korian SA	36,952
1,281	L’Oreal SA	344,583
1,721	Lagardere SCA	44,248
1,064	Lectra	25,721
3,569	Legrand SA	238,850
2,773	LVMH Moet Hennessy Louis Vuitton SA	1,019,970
444	Mersen SA	14,344
1,630	Natixis SA*	8,724
993	Neopost SA	23,771
683	Nexity SA	33,328
31,311	Orange SA	509,285
525	Orpea	63,014
448	Pernod-Ricard SA	80,407
13,186	Peugeot SA	321,565
3,769	Publicis Groupe SA	201,797
179	Remy Cointreau SA	23,874
2,261	Renault SA	149,412
5,791	Rexel SA	65,318
611	Rothschild & Co.	19,431
873	Rubis SCA	47,613
2,096	Safran SA	287,433
4,625	Sanofi	408,511
174	Sartorius Stedim Biotech	22,036
4,165	Schneider Electric SE	326,766
2,540	SCOR SE	108,157
393	SEB SA	66,127
6,297	SES SA, ADR	97,938
411	Societe BIC SA	36,630
2,392	Societe Generale SA	69,160
1,401	Sodexo SA	154,266
1,621	SPIE SA	28,657
5,033	STMicroelectronics NV	74,327
3,853	Suez	51,044
606	Teleperformance	108,901
943	Thales SA	112,921
18,004	Total SA	1,000,106
1,226	Ubisoft Entertainment SA*	109,141
3,814	Veolia Environnement SA	85,268
224	Vicat SA	10,775
4,789	Vinci SA	465,865
95	Virbac SA*	15,580
2,683	Vivendi SA	77,739
214	Worldline SA/France*, #	12,675
		12,037,180
	Germany—5.9%
1,211	Aareal Bank AG	37,330
1,377	adidas AG	334,571
210	ADO Properties SA#	11,931
2,638	Allianz SE, Registered	586,746
136	Amadeus Fire AG	15,683
8,773	Aroundtown SA	72,332
408	Aurubis AG	21,863

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Germany (Continued)
735	Axel Springer SE	$37,959
12,319	BASF SE	905,549
3,459	Bayer AG, Registered	223,496
4,607	Bayerische Motoren Werke AG	355,293
474	BayWa AG	13,479
261	Bechtle AG	24,169
196	Beiersdorf AG	20,390
456	Bilfinger SE	15,857
1,357	Borussia Dortmund GmbH & Co. KGaA	12,467
2,718	Brenntag AG	139,945
603	CANCOM SE	27,178
159	Cewe Stiftung & Co. KGAA	13,769
6,421	Commerzbank AG*	49,699
1,367	Continental AG	205,787
1,506	Covestro AG#	82,812
1,019	CTS Eventim AG & Co. KGaA	48,283
10,083	Daimler AG, Registered	590,979
9,056	Deutsche Bank AG, Registered	73,751
584	Deutsche Beteiligungs AG	21,684
1,312	Deutsche Boerse AG	168,219
696	Deutsche EuroShop AG	21,096
5,519	Deutsche Lufthansa AG	121,126
1,962	Deutsche Pfandbriefbank AG#	24,034
10,000	Deutsche Post AG, Registered	325,308
35,313	Deutsche Telekom AG, Registered	586,065
2,787	Deutsche Wohnen SE	135,151
3,473	Deutz AG	29,063
821	Dialog Semiconductor Plc*	24,995
507	Duerr AG	19,883
28,452	E.ON SE	316,352
298	Eckert & Ziegler Strahlen- und Medizintechnik AG	25,807
601	Elmos Semiconductor AG	13,133
2,150	Evonik Industries AG	58,558
1,986	Evotec AG*	52,776
334	Fielmann AG	23,042
479	Fraport AG Frankfurt Airport Services Worldwide	36,667
2,143	Freenet AG	46,047
3,621	Fresenius Medical Care AG & Co. KGaA	292,048
2,593	Fresenius SE & Co. KGaA	144,737
305	FUCHS PETROLUB SE	12,009
2,497	GEA Group AG	65,404
620	Gerresheimer AG	46,597
287	Gesco AG	7,324
1,432	Grand City Properties SA	34,536
499	Hannover Rueck SE	71,648
417	HeidelbergCement AG	30,012
524	Hella GmbH & Co. KGaA	23,042
443	Henkel AG & Co. KGaA	42,115
963	Henkel AG & Co. KGaA	98,302
160	HOCHTIEF AG	23,153
461	Hornbach Holding AG & Co. KGaA	23,116
1,048	HUGO BOSS AG	71,570
14,412	Infineon Technologies AG	285,907
3,678	K+S AG, Registered	67,416

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Germany (Continued)
578	KION Group AG	$30,208
2,961	Kloeckner & Co. SE	21,772
529	LANXESS AG	28,211
874	LEG Immobilien AG	107,306
746	Merck KGaA	85,063
4,159	METRO AG	69,001
456	MTU Aero Engines AG	103,224
263	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	62,249
361	Nemetschek SE	61,553
397	Norma Group SE	19,265
390	OHB SE	15,749
1,631	OSRAM Licht AG	56,131
471	PATRIZIA Immobilien AG	10,477
40	Puma SE	23,198
1,192	QIAGEN NV*	48,324
19	Rational AG	11,722
1,056	Rheinmetall AG	110,023
549	RHOEN-KLINIKUM AG	15,815
863	Rocket Internet SE*, #	21,878
641	RTL Group SA	35,017
1,420	RWE AG	38,070
1,686	SAF-Holland SA	19,291
523	Salzgitter AG	15,124
3,020	SAP SE	348,932
963	Scout24 AG#	49,864
2,581	Siemens AG, Registered	277,769
185	Sixt SE	19,310
435	Software AG	14,712
286	STRATEC SE	19,313
324	Stroeer SE & Co. KGaA	18,972
830	Suedzucker AG	10,586
1,073	Symrise AG	96,676
1,795	TAG Immobilien AG	44,298
1,202	Takkt AG	19,767
315	Talanx AG*	12,141
420	Technotrans SE	13,286
5,253	Telefonica Deutschland Holding AG	16,493
2,041	thyssenkrupp AG	28,035
1,100	TLG Immobilien AG	33,119
1,060	Uniper SE	31,974
2,405	United Internet AG, Registered	87,760
542	Volkswagen AG	88,219
3,099	Volkswagen AG (Preference)	487,795
4,022	Vonovia SE	208,530
257	Vossloh AG	11,748
236	Wacker Chemie AG	20,331
209	Washtec AG	15,942
1,065	Wirecard AG	133,444
767	Zeal Network SE	17,337
		10,444,284
	Hong Kong—1.8%
145,000	Agritrade Resources, Ltd.	24,013
76,800	AIA Group, Ltd.	764,581

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Hong Kong (Continued)
1,600	ASM Pacific Technology, Ltd.	$17,845
2,700	BOC Aviation, Ltd.#	22,030
13,000	BOC Hong Kong Holdings, Ltd.	53,822
10,000	Cafe de Coral Holdings, Ltd.	25,452
15,000	Chow Sang Sang Holdings International, Ltd.	23,312
9,500	CK Asset Holdings, Ltd.	84,472
2,500	CK Hutchison Holdings, Ltd.	26,258
2,000	CK Infrastructure Holdings, Ltd.	16,420
8,500	CLP Holdings, Ltd.	98,536
6,000	Dah Sing Banking Group, Ltd.	11,266
2,400	Dah Sing Financial Holdings, Ltd.	12,581
51,000	Far East Consortium International, Ltd./HK	24,688
58,000	First Pacific Co., Ltd.	21,131
20,000	Galaxy Entertainment Group, Ltd.	136,179
40,000	Giordano International, Ltd.	19,414
142,000	Guotai Junan International Holdings, Ltd.	28,762
75,000	Haitong International Securities Group, Ltd.	29,522
4,000	Hang Lung Group, Ltd.	12,841
6,000	Hang Lung Properties, Ltd.	14,645
8,300	Hang Seng Bank, Ltd.	204,805
5,000	Henderson Land Development Co., Ltd.	31,784
7,500	HKBN, Ltd.	11,943
21,000	Hong Kong & China Gas Co., Ltd.	50,347
7,400	Hong Kong Exchanges & Clearing, Ltd.	257,918
14,000	Hongkong & Shanghai Hotels, Ltd. (The)	20,153
50,000	Hutchison Telecommunications Hong Kong Holdings, Ltd.	21,274
3,000	Hysan Development Co., Ltd.	16,070
8,000	IGG, Inc.	11,088
5,500	Johnson Electric Holdings, Ltd.	12,738
7,000	Kerry Logistics Network, Ltd.	12,662
6,000	Kerry Properties, Ltd.	26,790
5,750	L’Occitane International SA	10,665
92,000	Li & Fung, Ltd.	16,525
15,500	Lifestyle International Holdings, Ltd.	26,854
6,000	Luk Fook Holdings International, Ltd.	20,217
51,600	Man Wah Holdings, Ltd.	30,237
4,000	MTR Corp., Ltd.	24,764
49,000	New World Development Co., Ltd.	81,272
44,000	NewOcean Energy Holdings, Ltd.*	12,668
5,000	NWS Holdings, Ltd.	10,930
116,000	Pacific Basin Shipping, Ltd.	24,973
66,000	PCCW, Ltd.	41,030
3,000	Power Assets Holdings, Ltd.	20,809
60,000	Sa Sa International Holdings, Ltd.	20,484
6,900	Samsonite International SA*, #	22,106
12,800	Sands China, Ltd.	64,327
12,000	Shangri-La Asia, Ltd.	17,060
46,000	Shun Tak Holdings, Ltd.	18,283
8,000	Sino Land Co., Ltd.	15,470
12,000	SITC International Holdings Co., Ltd.	12,321
13,500	SmarTone Telecommunications Holdings, Ltd.	14,670
6,500	Sun Hung Kai Properties, Ltd.	111,536
27,000	SUNeVision Holdings, Ltd.	23,010
4,500	Swire Pacific, Ltd., Class A	57,898

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Hong Kong (Continued)
3,000	Swire Properties, Ltd.	$12,898
8,000	Techtronic Industries Co., Ltd.	53,758
12,000	Television Broadcasts, Ltd.	23,266
30,000	United Laboratories International Holdings, Ltd. (The)	17,733
34,000	Value Partners Group, Ltd.	26,421
4,000	Vitasoy International Holdings, Ltd.	19,363
1,300	VTech Holdings, Ltd.	13,290
105,500	WH Group, Ltd.#	112,892
2,000	Wharf Real Estate Investment Co., Ltd.	14,892
3,000	Wheelock & Co., Ltd.	21,975
9,200	Wynn Macau, Ltd.	21,682
12,000	Xinyi Glass Holdings, Ltd.	13,758
6,000	Yue Yuen Industrial Holdings, Ltd.	20,637
		3,216,016
	Ireland—0.4%
5,093	AIB Group Plc	22,864
10,939	Bank of Ireland Group Plc	65,158
3,640	C&C Group Plc	13,066
3,828	CRH Plc	118,731
5,700	CRH Plc, SP ADR	176,700
3,273	Glanbia Plc	64,031
1,946	Irish Continental Group Plc	10,609
1,159	Kerry Group Plc, Class A	129,361
1,950	Kingspan Group Plc	90,252
738	Paddy Power Betfair Plc	56,915
945	Smurfit Kappa Group Plc	26,374
		774,061
	Israel—0.3%
669	ADO Group, Ltd.*	14,363
9,376	Bank Hapoalim BM	62,023
9,084	Bank Leumi Le-Israel BM	59,291
25	Bayside Land Corp.	11,899
2,356	Cellcom Israel, Ltd.*	8,522
1,006	Clal Insurance Enterprises Holdings, Ltd.*	13,235
187	Elbit Systems, Ltd.	24,123
58	Electra, Ltd.	14,689
501	Fox Wizel, Ltd.	15,309
275	IDI Insurance Co., Ltd.	13,097
7,565	Israel Chemicals, Ltd.	39,318
1,175	Matrix IT, Ltd.	14,763
2,083	Maytronics, Ltd.	13,429
1,106	Menora Mivtachim Holdings, Ltd.	13,494
1,212	Mizrahi Tefahot Bank, Ltd.	24,890
2,005	Naphtha Israel Petroleum Corp., Ltd.	12,717
156	Nice, Ltd.*	18,372
324	Nice, Ltd., SP ADR*	39,693
21,016	Oil Refineries, Ltd.*	10,269
2,397	Partner Communications Co., Ltd.*	9,146
134	Paz Oil Co., Ltd.	20,001
403	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	20,346
6,488	Shikun & Binui, Ltd.*	15,494
1,314	Summit Real Estate Holdings, Ltd.	11,604

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Israel (Continued)
769	Teva Pharmaceutical Industries, Ltd., SP ADR*	$12,058
		512,145
	Italy—1.8%
23,194	A2A SpA	42,318
1,290	Amplifon SpA	25,106
9,605	Assicurazioni Generali SpA	177,778
2,754	Atlantia SpA	71,332
1,680	Azimut Holding SpA†	28,551
2,332	Banca Farmafactoring SpA#	14,191
9,396	Banca Popolare di Sondrio SCPA	25,696
30,073	Banco BPM SpA†, *	62,132
5,308	BPER Banca	21,679
1,912	Brembo SpA†	21,684
1,230	Buzzi Unicem SpA†	25,160
3,016	Cairo Communication SpA	12,755
13,512	CIR-Compagnie Industriali Riunite SpA	16,552
8,425	CNH Industrial NV	85,662
3,914	Credito Emiliano SpA	21,997
248,243	Credito Valtellinese SpA*	19,910
2,404	Davide Campari-Milano SpA	23,596
253	DiaSorin SpA	25,457
70,687	Enel SpA	452,288
37,124	Eni SpA	656,057
8,133	Falck Renewables SpA	29,514
1,143	Ferrari NV	153,218
211	Ferrari NV	28,232
22,449	Fiat Chrysler Automobiles NV*	334,218
4,440	FinecoBank Banca Fineco SpA	58,397
725	Gruppo MutuiOnline SpA	15,013
6,924	Hera SpA	25,041
375	Interpump Group SpA	12,233
25,954	Intesa Sanpaolo SpA	63,206
9,018	Iren SpA	23,004
7,345	Italgas SpA	45,349
2,260	Leonardo SpA	26,264
7,518	Mediobanca Banca di Credito Finanziario SpA	78,109
2,693	Poste Italiane SpA#	26,197
5,199	Saipem SpA*	27,498
10,551	Saras SpA	19,541
14,612	Snam SpA	75,054
1,512	Societa Cattolica di Assicurazioni SC	14,442
151,273	Telecom Italia SpA*	94,076
1,807	Tenaris SA	25,368
12,686	Terna Rete Elettrica Nazionale SpA	80,374
4,434	UniCredit SpA	56,841
19,026	Unione di Banche Italiane SpA†	50,325
5,168	Unipol Gruppo SpA	25,740
9,399	UnipolSai Assicurazioni SpA†	25,346
		3,242,501
	Japan—16.4%
1,200	77 Bank, Ltd. (The)	16,750
400	ABC-Mart, Inc.	23,784

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Japan (Continued)
5,900	Acom Co., Ltd.	$21,028
1,200	Adastria Co., Ltd.	26,581
1,500	ADEKA Corp.	21,966
2,500	Advantest Corp.	58,039
4,700	Aeon Co., Ltd.	98,236
1,400	AEON Financial Service Co., Ltd.	28,460
2,100	AGC, Inc.	73,518
1,200	Ai Holdings Corp.	19,803
700	Aica Kogyo Co., Ltd.	23,306
8,600	Aiful Corp.†, *	21,572
300	Ain Holdings, Inc.	22,521
2,300	Air Water, Inc.	33,287
2,300	Aisin Seiki Co., Ltd.	82,076
2,900	Ajinomoto Co., Inc.	46,288
800	Alfresa Holdings Corp.	22,738
2,600	Alps Alpine Co., Ltd.	54,191
2,700	Amada Holdings Co., Ltd.	26,676
1,000	Amano Corp.	23,522
700	ANA Holdings, Inc.	25,637
1,500	Anritsu Corp.†	27,745
1,100	AOKI Holdings, Inc.	11,503
900	Aoyama Trading Co., Ltd.	20,431
700	Aozora Bank, Ltd.	17,281
2,000	Arcland Sakamoto Co., Ltd.	27,050
1,000	Arcs Co., Ltd.	21,962
3,400	Asahi Group Holdings, Ltd.	151,241
1,000	Asahi Holdings, Inc.	18,064
800	Asahi Intecc Co., Ltd.	37,535
15,000	Asahi Kasei Corp.	154,561
10,900	Astellas Pharma, Inc.	163,112
2,400	Atom Corp.†	21,287
1,600	Avex, Inc.	21,308
800	Awa Bank, Ltd. (The)	20,312
1,100	Azbil Corp.	25,696
2,000	Bandai Namco Holdings, Inc.	93,657
600	Bank of Kyoto, Ltd. (The)	25,065
1,300	Bell System24 Holdings, Inc.	16,046
800	Benesse Holdings, Inc.	20,752
1,500	Bic Camera, Inc.	15,740
800	BML, Inc.	23,171
7,200	Bridgestone Corp.	277,138
4,000	Broadleaf Co., Ltd.	21,005
1,400	Brother Industries, Ltd.	25,870
3,200	Bunka Shutter Co., Ltd.	23,156
700	Calbee, Inc.†	18,834
900	Canon Electronics, Inc.	14,243
4,600	Canon, Inc.	133,356
1,200	Capcom Co., Ltd.	26,852
1,600	Casio Computer Co., Ltd.†	20,861
1,300	Cawachi, Ltd.	20,750
1,100	Central Glass Co., Ltd.	24,118
900	Central Japan Railway Co.	208,779
3,700	Chiba Bank, Ltd. (The)	20,064
1,100	Chofu Seisakusho Co., Ltd.	22,758

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Japan (Continued)
3,800	Chubu Electric Power Co., Inc.	$59,265
700	Chudenko Corp.	14,255
400	Chugai Pharmaceutical Co., Ltd.	27,465
1,700	Chugoku Electric Power Co., Inc. (The)†	21,183
5,400	Citizen Watch Co., Ltd.	30,062
2,400	CKD Corp.	21,611
3,900	CMK Corp.*	22,732
800	Coca-Cola Bottlers Japan Holdings, Inc.	20,291
1,000	Colowide Co., Ltd.†	20,680
900	COMSYS Holdings Corp.	24,524
5,100	Concordia Financial Group, Ltd.†	19,649
1,000	Cosmo Energy Holdings Co., Ltd.	20,067
1,900	Credit Saison Co., Ltd.†	25,064
900	CyberAgent, Inc.†	36,664
1,700	Dai Nippon Printing Co., Ltd.	40,602
2,100	Dai-ichi Life Holdings, Inc.	29,142
2,100	Daicel Corp.†	22,775
600	Daido Steel Co., Ltd.	23,631
700	Daifuku Co., Ltd.†	36,380
1,000	Daihen Corp.	25,670
700	Daiho Corp.	20,432
400	Daiichi Sankyo Co., Ltd.	18,407
600	Daiichikosho Co., Ltd.	30,642
1,500	Daikin Industries, Ltd.	175,539
800	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	21,799
1,900	Daio Paper Corp.†	23,264
500	Daito Trust Construction Co., Ltd.	69,611
5,300	Daiwa House Industry Co., Ltd.	168,282
9,500	Daiwa Securities Group, Inc.	46,201
500	Daiwabo Holdings Co., Ltd.	28,738
2,200	DCM Holdings Co., Ltd.†	20,485
1,200	DeNA Co., Ltd.	18,049
1,300	Denka Co., Ltd.	37,418
3,100	Denso Corp.	120,750
200	Dentsu, Inc.	8,436
1,200	DIC Corp.	35,027
400	Digital Arts, Inc.	32,663
400	Disco Corp.†	56,916
1,800	DMG Mori Co., Ltd.	22,234
1,100	Doutor Nichires Holdings Co., Ltd.	20,872
600	Dowa Holdings Co., Ltd.	19,706
1,000	Duskin Co., Ltd.	23,775
500	DyDo Group Holdings, Inc.†	22,512
1,900	East Japan Railway Co.	183,091
1,100	Ebara Corp.	30,966
2,100	EDION Corp.	18,304
300	Eisai Co., Ltd.	16,818
600	Eizo Corp.	23,820
800	Elecom Co., Ltd.	24,650
900	Electric Power Development Co., Ltd.	21,893
500	Exedy Corp.†	10,818
900	Fancl Corp., Class C	23,225
200	FANUC Corp.	34,070
400	Fast Retailing Co., Ltd.	187,783

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Japan (Continued)
2,100	Financial Products Group Co., Ltd.	$17,186
400	FP Corp.	23,604
1,400	Fuji Electric Co., Ltd.	39,664
1,500	Fuji Media Holdings, Inc.	20,680
700	Fuji Oil Holdings, Inc.	23,938
700	Fuji Seal International, Inc.	25,264
900	FUJIFILM Holdings Corp.	40,879
2,900	Fujikura, Ltd.	10,911
1,600	Fujitsu General, Ltd.	22,608
2,800	Fujitsu, Ltd.	201,758
1,000	Fukuoka Financial Group, Inc.	22,160
600	Fukuyama Transporting Co., Ltd.	23,062
1,400	Funai Soken Holdings, Inc.	33,639
1,200	Furukawa Electric Co., Ltd.	30,219
800	Futaba Corp.†	12,134
500	Fuyo General Lease Co., Ltd.	24,723
1,000	Glory, Ltd.	23,965
1,700	GMO internet, Inc.	27,671
200	Goldwin, Inc.	29,090
5,100	Gree, Inc.	20,799
1,000	GS Yuasa Corp.	19,589
4,900	Gunma Bank, Ltd. (The)	18,525
600	Gunze, Ltd.	24,226
5,000	Hachijuni Bank, Ltd. (The)	20,707
2,400	Hakuhodo DY Holdings, Inc.	38,502
700	Hamamatsu Photonics KK	27,032
2,200	Hankyu Hanshin Holdings, Inc.	82,378
800	Hanwa Co., Ltd.	22,268
400	Harmonic Drive Systems, Inc.†	13,679
5,200	Haseko Corp.	65,311
3,500	Hazama Ando Corp.	23,401
900	Heiwado Co., Ltd.	19,140
200	Hikari Tsushin, Inc.	37,842
400	Hisamitsu Pharmaceutical Co., Inc.	18,370
1,000	Hitachi Capital Corp.	23,153
1,500	Hitachi Chemical Co., Ltd.†	33,186
1,900	Hitachi Construction Machinery Co., Ltd.†	50,350
700	Hitachi High-Technologies Corp.	28,643
2,000	Hitachi Metals, Ltd.	23,207
6,400	Hitachi Zosen Corp.	19,634
11,500	Hitachi, Ltd.	371,989
400	Hogy Medical Co., Ltd.	14,094
2,900	Hokkaido Electric Power Co., Inc.	16,642
700	Hokkoku Bank, Ltd. (The)	21,916
3,000	Hokuetsu Corp.	17,513
1,800	Hokuhoku Financial Group, Inc.	18,726
2,300	Hokuriku Electric Power Co.*	18,013
1,200	Hokuto Corp.	20,767
11,600	Honda Motor Co., Ltd.	313,471
500	Horiba, Ltd.	27,745
3,100	Hosiden Corp.	25,929
2,400	Hoya Corp.	158,275
2,300	Hulic Co., Ltd.	22,537
3,000	Hyakugo Bank, Ltd. (The)	9,528

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Japan (Continued)
1,400	Ibiden Co., Ltd.	$21,247
1,000	IBJ Leasing Co., Ltd.	23,586
6,700	Ichigo, Inc.	22,912
600	Idec Corp/Japan†	10,329
3,300	Idemitsu Kosan Co., Ltd.†	110,318
2,200	IHI Corp.	52,782
1,100	Iida Group Holdings Co., Ltd.	19,900
900	Inabata & Co., Ltd.	12,221
7,300	Inpex Corp.	69,522
1,000	Internet Initiative Japan, Inc.	20,202
600	Iriso Electronics Co., Ltd.†	27,393
1,900	Isetan Mitsukoshi Holdings, Ltd., Class L	19,183
1,600	Ishihara Sangyo Kaisha, Ltd.	16,284
1,500	Isuzu Motors, Ltd.	19,679
500	Ito En, Ltd.	25,941
9,600	ITOCHU Corp.	173,455
3,400	Itoham Yonekyu Holdings, Inc.†	21,137
700	Iwatani Corp.	22,453
500	Izumi Co., Ltd.	23,279
1,600	J Front Retailing Co., Ltd.	19,013
1,300	Jaccs Co., Ltd.	20,902
700	Jafco Co., Ltd.	25,043
1,400	Japan Airlines Co., Ltd.	49,252
1,800	Japan Aviation Electronics Industry, Ltd.	25,028
4,900	Japan Exchange Group, Inc.	87,230
1,500	Japan Lifeline Co., Ltd.†	24,741
1,100	Japan Petroleum Exploration Co., Ltd.	23,781
4,300	Japan Post Holdings Co., Ltd.	50,282
600	Japan Pulp & Paper Co., Ltd.	22,467
3,000	Japan Securities Finance Co., Ltd.	15,808
1,300	Japan Steel Works, Ltd. (The)	23,917
10,300	Japan Tobacco, Inc.	255,107
2,800	Japan Wool Textile Co., Ltd. (The)	23,824
3,600	JFE Holdings, Inc.	61,018
1,500	JGC Corp.	19,909
400	JINS, Inc.	21,583
600	Joshin Denki Co., Ltd.	13,810
700	JSR Corp.	10,838
3,800	JTEKT Corp.	46,699
800	Juroku Bank, Ltd. (The)	16,227
8,900	JVC Kenwood Corp.	21,521
45,900	JXTG Holdings, Inc.	209,766
2,200	K’s Holdings Corp.	19,493
1,900	Kadokawa Dwango*	20,006
800	Kagome Co., Ltd.	22,449
7,500	Kajima Corp.	110,575
1,100	Kakaku.com, Inc.	21,111
500	Kaken Pharmaceutical Co., Ltd.	22,692
1,000	Kamigumi Co., Ltd.	23,135
800	Kanamoto Co., Ltd.	19,778
2,200	Kandenko Co., Ltd.	18,778
600	Kaneka Corp.	22,440
1,700	Kanematsu Corp.	19,404
4,400	Kansai Electric Power Co., Inc. (The)	64,791

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Japan (Continued)
1,200	Kansai Paint Co., Ltd.	$22,857
3,400	Kao Corp.	267,447
400	Kato Sangyo Co., Ltd.	13,173
2,100	Kawasaki Heavy Industries, Ltd.	51,728
1,600	Kawasaki Kisen Kaisha, Ltd.†, *	17,179
16,600	KDDI Corp.	357,223
1,200	Keihan Holdings Co., Ltd.	50,402
1,300	Keihin Corp.	21,254
1,500	Keikyu Corp.	25,417
700	Keio Corp.	45,159
200	Keisei Electric Railway Co., Ltd.	7,254
2,500	Keiyo Bank, Ltd. (The)	14,572
4,600	Kenedix, Inc.	22,994
900	Kewpie Corp.	21,560
600	Keyence Corp.	373,383
400	Kikkoman Corp.	19,598
1,400	Kintetsu Group Holdings Co., Ltd.	65,181
900	Kintetsu World Express, Inc.	13,691
6,400	Kirin Holdings Co., Ltd.	152,594
800	Kissei Pharmaceutical Co., Ltd.	20,919
1,500	Kito Corp.	22,616
2,600	Kitz Corp.	19,026
800	Kobe Bussan Co., Ltd.	30,317
4,400	Kobe Steel, Ltd.†	32,991
900	Kohnan Shoji Co., Ltd.	22,307
1,500	Koito Manufacturing Co., Ltd.	84,860
1,500	Kokuyo Co., Ltd.	21,980
11,000	Komatsu, Ltd.	255,125
1,100	KOMEDA Holdings Co., Ltd.	20,882
1,000	Komeri Co., Ltd.	24,461
700	Konami Holdings Corp.	30,348
6,900	Konica Minolta, Inc.	67,798
300	Kose Corp.	55,030
500	Kotobuki Spirits Co., Ltd.	19,128
4,600	Kubota Corp.	66,387
3,100	Kumiai Chemical Industry Co., Ltd.	21,845
2,700	Kuraray Co., Ltd.	34,301
400	Kureha Corp.	22,413
1,100	Kurita Water Industries, Ltd.	28,058
1,100	KYB Corp.*	26,976
500	Kyocera Corp.	29,324
1,700	Kyokuto Kaihatsu Kogyo Co., Ltd.	22,717
500	Kyoritsu Maintenance Co., Ltd.	24,768
1,000	Kyowa Exeo Corp.	27,565
1,100	Kyowa Hakko Kirin Co., Ltd.	23,920
600	Kyudenko Corp.	18,786
2,400	Kyushu Electric Power Co., Inc.	28,303
5,000	Kyushu Financial Group, Inc.	20,301
1,200	Kyushu Railway Co.†	39,412
800	Lasertec Corp.	33,384
400	Lawson, Inc.	22,160
2,600	Leopalace21 Corp.†, *	5,185
1,000	Life Corp.	21,456
100	LINE Corp.*	3,523

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Japan (Continued)
1,100	Lion Corp.	$23,125
2,600	LIXIL Group Corp.	34,673
1,400	LIXIL VIVA Corp.	17,735
3,900	M3, Inc.	65,346
700	Mabuchi Motor Co., Ltd.	24,317
1,300	Macnica Fuji Electronics Holdings, Inc.	17,712
900	Macromill, Inc.	10,833
600	Makino Milling Machine Co., Ltd.	24,686
900	Makita Corp.	31,305
3,800	Marubeni Corp.	26,229
700	Maruha Nichiro Corp.	25,011
1,100	Marui Group Co., Ltd.†	22,183
400	Maruwa Co., Ltd.	18,840
1,900	Matsui Securities Co., Ltd.†	17,863
1,700	Maxell Holdings, Ltd.	24,082
6,700	Mazda Motor Corp.	74,871
500	McDonald’s Holdings Co. Japan, Ltd.	23,098
9,000	Mebuki Financial Group, Inc.	22,981
1,000	Medipal Holdings Corp.	23,730
1,000	Megachips Corp.†	15,330
1,700	Meidensha Corp.	23,269
700	MEIJI Holdings Co., Ltd.	56,781
1,200	Meiko Electronics Co., Ltd.	18,764
500	Meitec Corp.	22,692
600	Milbon Co., Ltd.	27,881
5,500	MINEBEA MITSUMI, Inc.	82,527
900	Miraca Holdings, Inc.	22,299
1,600	Mirait Holdings Corp.†	23,344
1,000	MISUMI Group, Inc.†	24,831
15,300	Mitsubishi Chemical Holdings Corp.	107,596
1,800	Mitsubishi Corp.	49,925
13,000	Mitsubishi Electric Corp.	166,855
4,500	Mitsubishi Estate Co., Ltd.	81,429
1,700	Mitsubishi Gas Chemical Co., Inc.†	24,220
300	Mitsubishi Heavy Industries, Ltd.	12,446
1,000	Mitsubishi Materials Corp.	26,365
5,200	Mitsubishi Motors Corp.	27,588
1,500	Mitsubishi Tanabe Pharma Corp.	20,017
18,000	Mitsubishi UFJ Financial Group, Inc.	89,326
8,700	Mitsubishi UFJ Lease & Finance Co., Ltd.	44,273
3,500	Mitsui & Co., Ltd.	54,270
3,000	Mitsui Chemicals, Inc.	72,300
2,100	Mitsui E&S Holdings Co., Ltd.†, *	19,782
800	Mitsui Fudosan Co., Ltd.	20,085
1,100	Mitsui Mining & Smelting Co., Ltd.	28,177
1,900	Mitsui OSK Lines, Ltd.	40,818
900	Miura Co., Ltd.	20,715
1,000	Mixi, Inc.	23,080
700	Miyazaki Bank, Ltd. (The)	17,489
45,100	Mizuho Financial Group, Inc.	69,707
600	Mochida Pharmaceutical Co., Ltd.	30,750
400	Modec, Inc.	11,369
300	Monogatari Corp. (The)†	24,389
1,100	MonotaRO Co., Ltd.†	24,426

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Japan (Continued)
700	Morinaga Milk Industry Co., Ltd.	$23,716
1,100	MS&AD Insurance Group Holdings, Inc.	33,448
4,200	Murata Manufacturing Co., Ltd.	208,882
1,200	Nabtesco Corp.	34,918
600	Nachi-Fujikoshi Corp.	24,091
1,500	Nagase & Co., Ltd.	21,506
1,300	Nagoya Railroad Co., Ltd.	35,951
1,200	Nankai Electric Railway Co., Ltd.	33,078
800	Nanto Bank, Ltd. (The)	14,963
2,600	NEC Corp.	87,855
1,100	NET One Systems Co., Ltd.	27,661
2,000	NGK Insulators, Ltd.	29,017
2,500	NGK Spark Plug Co., Ltd.	46,332
700	NH Foods, Ltd.	25,169
2,400	NHK Spring Co., Ltd.	21,525
1,300	Nichi-iko Pharmaceutical Co., Ltd.†	17,219
1,200	Nichias Corp.	23,734
2,800	Nichicon Corp.	25,592
2,200	NichiiGakkan Co., Ltd.†	25,865
800	Nichirei Corp.	19,691
1,300	Nidec Corp.	164,509
1,600	Nifco, Inc.†	40,711
700	Nihon Kohden Corp.	20,780
1,000	Nihon M&A Center, Inc.†	27,339
1,800	Nihon Parkerizing Co., Ltd.	22,445
900	Nihon Unisys, Ltd.	23,809
700	Nikkon Holdings Co., Ltd.	16,542
3,000	Nikon Corp.†	42,254
200	Nintendo Co., Ltd.	56,952
1,200	Nippo Corp.	22,348
600	Nippon Carbon Co., Ltd.†	26,581
700	Nippon Densetsu Kogyo Co., Ltd.	14,552
900	Nippon Electric Glass Co., Ltd.	23,834
1,200	Nippon Express Co., Ltd.	66,697
900	Nippon Flour Mills Co., Ltd.	15,429
600	Nippon Gas Co., Ltd.	16,566
10,300	Nippon Light Metal Holdings Co., Ltd.	22,583
1,200	Nippon Paper Industries Co., Ltd.†	24,751
1,200	Nippon Seiki Co., Ltd.	19,370
2,600	Nippon Sheet Glass Co., Ltd.†	20,902
400	Nippon Shokubai Co., Ltd.	26,058
2,600	Nippon Signal Company, Ltd.	23,248
900	Nippon Soda Co., Ltd.	23,744
5,500	Nippon Steel & Sumitomo Metal Corp.	96,968
3,600	Nippon Suisan Kaisha, Ltd.	27,447
4,000	Nippon Telegraph & Telephone Corp.	169,737
1,800	Nippon Yusen KK†	26,343
2,200	Nipro Corp.	28,366
2,000	Nishi-Nippon Financial Holdings, Inc.	16,963
900	Nishi-Nippon Railroad Co., Ltd.	21,747
1,000	Nishimatsu Construction Co., Ltd.	22,133
700	Nishio Rent All Co., Ltd.	20,148
1,300	Nissan Chemical Corp.	59,469
27,700	Nissan Motor Co., Ltd.†	226,989

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Japan (Continued)
2,700	Nissan Shatai Co., Ltd.	$23,363
400	Nisshin Oillio Group, Ltd. (The)	11,802
2,700	Nisshinbo Holdings, Inc.	23,558
400	Nissin Foods Holdings Co., Ltd.	27,429
1,600	Nissin Kogyo Co., Ltd.	20,023
500	Nitori Holdings Co., Ltd.	64,513
1,300	Nitto Boseki Co., Ltd.	23,225
1,400	Nitto Denko Corp.	73,455
500	Noevir Holdings Co., Ltd.	24,226
700	NOF Corp.	23,811
1,100	Nojima Corp.	19,940
1,500	NOK Corp.†	23,319
900	Nomura Co., Ltd.	25,336
3,200	Nomura Holdings, Inc.	11,555
1,100	Nomura Real Estate Holdings, Inc.	21,091
500	Nomura Research Institute, Ltd.	22,692
7,800	North Pacific Bank, Ltd.	19,495
1,100	NSD Co., Ltd.	25,577
5,200	NSK, Ltd.	48,655
5,100	NTN Corp.†	15,093
5,900	NTT Data Corp.	65,000
11,900	NTT DOCOMO, Inc.	263,222
6,000	Obayashi Corp.	60,309
300	Obic Co., Ltd.	30,208
2,100	Odakyu Electric Railway Co., Ltd.	50,837
1,100	Ogaki Kyoritsu Bank, Ltd. (The)	22,828
12,000	Oji Holdings Corp.	74,384
4,600	Okasan Securities Group, Inc.†	17,059
1,800	Oki Electric Industry Co., Ltd.	21,243
1,100	Okinawa Electric Power Co., Inc. (The)	18,709
500	OKUMA Corp.	27,023
12,400	Olympus Corp.	134,483
2,400	Omron Corp.†	112,172
600	Open House Co., Ltd.	20,545
400	Oracle Corp. Japan	26,816
400	Oriental Land Co., Ltd.	45,367
15,600	ORIX Corp.	223,732
2,000	Osaka Gas Co., Ltd.	39,412
1,100	OSG Corp.	21,190
700	Otsuka Corp.	26,117
200	Otsuka Holdings Co., Ltd.	7,848
1,900	Outsourcing, Inc.†	23,418
900	Pan Pacific International Holdings Corp.	59,524
31,300	Panasonic Corp.	269,480
3,900	Penta-Ocean Construction Co., Ltd.	18,052
800	PeptiDream, Inc.*	39,195
1,300	Persol Holdings Co., Ltd.	21,020
1,000	Pigeon Corp.	40,828
1,100	Piolax, Inc.	21,131
1,600	Pressance Corp.†	19,879
1,300	Qol Holdings Co., Ltd.	17,688
1,600	Raito Kogyo Co., Ltd.	21,539
8,000	Rakuten, Inc.	75,647
7,700	Recruit Holdings Co., Ltd.	219,613

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Japan (Continued)
900	Relo Group, Inc.	$25,255
11,000	Renesas Electronics Corp.*	50,817
2,800	Rengo Co., Ltd.	26,224
4,900	Resona Holdings, Inc.	21,208
1,100	Resorttrust, Inc.	14,888
3,000	Ricoh Co., Ltd.	31,318
400	Rinnai Corp.	28,259
4,000	Riso Kyoiku Co., Ltd.	18,407
100	Rohm Co., Ltd.	6,226
900	Royal Holdings Co., Ltd.	22,478
500	Ryobi, Ltd.	11,206
200	Ryohin Keikaku Co., Ltd.	50,600
600	S Foods, Inc.	21,925
1,300	Saizeriya Co., Ltd.	25,008
2,100	San-Ai Oil Co., Ltd.	17,224
3,000	San-In Godo Bank, Ltd. (The)	21,492
1,200	Sangetsu Corp.	21,752
1,200	Sanken Electric Co., Ltd.†	22,239
600	Sankyo Co., Ltd.	22,846
500	Sankyu, Inc.	24,362
2,200	Santen Pharmaceutical Co., Ltd.	32,733
2,300	Sanwa Holdings Corp.	27,331
500	Sanyo Chemical Industries, Ltd.	23,098
1,200	Sapporo Holdings, Ltd.	26,170
900	Sato Holdings Corp.	21,081
400	Sawai Pharmaceutical Co., Ltd.	23,135
1,000	SBI Holdings, Inc.†	22,250
600	SCREEN Holdings Co., Ltd.	24,145
600	SCSK Corp.	26,717
1,000	Secom Co., Ltd.	85,554
3,000	Seibu Holdings, Inc.	52,432
1,000	Seikagaku Corp.	10,818
4,500	Seiko Epson Corp.†	68,822
1,100	Seiko Holdings Corp.	26,153
1,600	Seino Holdings Co., Ltd.	21,294
1,400	Seiren Co., Ltd.†	20,653
6,200	Sekisui Chemical Co., Ltd.	99,520
6,000	Sekisui House, Ltd.	99,179
600	Seria Co., Ltd.†	20,653
5,900	Seven & I Holdings Co., Ltd.	222,308
7,000	Seven Bank, Ltd.	20,653
1,900	Sharp Corp.†, *	20,881
1,000	Shiga Bank, Ltd. (The)	23,802
1,700	Shikoku Electric Power Co., Inc.	20,677
1,000	Shimadzu Corp.	28,873
300	Shimamura Co., Ltd.	25,363
100	Shimano, Inc.	16,241
3,500	Shimizu Corp.	30,380
1,400	Shin-Etsu Chemical Co., Ltd.	117,225
1,800	Shinsei Bank, Ltd.	25,580
1,600	Shionogi & Co., Ltd.	98,919
600	Ship Healthcare Holdings, Inc.	24,605
2,600	Shiseido Co., Ltd.	187,370
2,200	Shizuoka Bank, Ltd. (The)	16,734

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Japan (Continued)
2,800	Shizuoka Gas Co., Ltd.	$21,247
300	SHO-BOND Holdings Co., Ltd.	20,004
2,700	Showa Denko KK	94,767
2,600	Skylark Holdings Co., Ltd.	43,048
200	SMC Corp.	74,944
1,300	SMS Co., Ltd.	23,448
7,700	SoftBank Group Corp.	746,517
500	Sohgo Security Services Co., Ltd.	21,745
7,800	Sojitz Corp.	27,447
300	Sompo Holdings, Inc.	11,093
10,500	Sony Corp.	440,066
1,100	Sony Financial Holdings, Inc.	20,724
800	Sotetsu Holdings, Inc.	24,578
800	Square Enix Holdings Co., Ltd.	28,007
400	Stanley Electric Co., Ltd.	10,737
1,600	Star Micronics Co., Ltd.	24,326
800	Starts Corp., Inc.	17,057
7,300	Subaru Corp.	166,149
3,200	SUMCO Corp.	35,543
13,500	Sumitomo Chemical Co., Ltd.	62,731
2,300	Sumitomo Corp.	31,772
700	Sumitomo Dainippon Pharma Co., Ltd.	17,287
5,300	Sumitomo Electric Industries, Ltd.	70,225
1,600	Sumitomo Forestry Co., Ltd.†	22,189
1,700	Sumitomo Heavy Industries, Ltd.	54,990
1,100	Sumitomo Metal Mining Co., Ltd.	32,455
3,600	Sumitomo Mitsui Construction Co., Ltd.	25,044
2,000	Sumitomo Mitsui Financial Group, Inc.	69,945
300	Sumitomo Mitsui Trust Holdings, Inc.	10,762
600	Sumitomo Osaka Cement Co., Ltd.	23,604
1,700	Sumitomo Realty & Development Co., Ltd.	70,344
3,700	Sumitomo Rubber Industries, Ltd.	44,335
900	Sumitomo Warehouse Co., Ltd. (The)	11,328
700	Sundrug Co., Ltd.	19,264
1,100	Suntory Beverage & Food, Ltd.	51,611
400	Sushiro Global Holdings, Ltd.	27,502
400	Suzuken Co., Ltd.	23,135
3,200	Suzuki Motor Corp.	141,420
1,200	Sysmex Corp.	72,435
1,700	Systena Corp.	18,437
2,400	T&D Holdings, Inc.	25,206
2,200	Tadano, Ltd.†	20,863
1,800	Taiheiyo Cement Corp.	59,930
3,200	Taisei Corp.	148,407
2,000	Taiyo Yuden Co., Ltd.†	39,285
1,700	Takara Holdings, Inc.	20,078
1,600	Takashimaya Co., Ltd.	21,279
1,000	Takeda Pharmaceutical Co., Ltd.	40,792
1,200	Takeuchi Manufacturing Co., Ltd.	21,081
2,100	TDK Corp.	164,279
600	TechnoPro Holdings, Inc.	35,730
4,200	Teijin, Ltd.	69,198
4,200	Terumo Corp.	128,088
1,600	THK Co., Ltd.	39,469

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Japan (Continued)
800	TIS, Inc.	$37,824
2,100	Toagosei Co., Ltd.	22,169
1,500	Tobu Railway Co., Ltd.	43,242
2,200	Tocalo Co., Ltd.	17,309
3,500	Toda Corp.	21,474
200	Toei Co., Ltd.	26,581
500	Toho Gas Co., Ltd.	22,422
900	Toho Holdings Co., Ltd.†	22,437
3,300	Tohoku Electric Power Co., Inc.	42,043
3,600	Tokai Carbon Co., Ltd.†	44,890
1,300	Tokai Rika Co., Ltd.	22,134
4,800	Tokai Tokyo Financial Holdings, Inc.	17,367
1,100	Tokio Marine Holdings, Inc.	53,218
1,100	Tokuyama Corp.	25,924
1,300	Tokyo Broadcasting System Holdings, Inc.	23,764
700	Tokyo Century Corp.	30,411
1,500	Tokyo Dome Corp.	14,306
9,100	Tokyo Electric Power Co. Holdings, Inc.*	57,475
1,100	Tokyo Electron, Ltd.	158,802
2,400	Tokyo Gas Co., Ltd.	64,824
1,400	Tokyo Kiraboshi Financial Group, Inc.†	19,769
800	Tokyo Ohka Kogyo Co., Ltd.	21,799
2,700	Tokyo Tatemono Co., Ltd.	33,059
1,700	Tokyu Construction Co., Ltd.	12,731
2,900	Tokyu Corp.	50,579
6,100	Tokyu Fudosan Holdings Corp.	36,436
5,300	TOMONY Holdings, Inc.	20,133
1,900	Tomy Co., Ltd.	19,578
1,500	Topcon Corp.	17,676
2,600	Toppan Forms Co., Ltd.	22,169
1,500	Toppan Printing Co., Ltd.	22,616
1,100	Topre Corp.†	20,515
16,200	Toray Industries, Inc.	103,327
1,200	Toridoll Holdings Corp.†	24,188
900	Toshiba TEC Corp.	24,971
6,500	Tosoh Corp.	100,934
600	TOTO, Ltd.	25,417
900	Towa Pharmaceutical Co., Ltd.†	23,655
500	Toyo Ink SC Holdings Co., Ltd.	11,211
1,000	Toyo Seikan Group Holdings, Ltd.	20,455
1,600	Toyo Tire Corp.	18,118
1,500	Toyobo Co., Ltd.	19,151
1,200	Toyoda Gosei Co., Ltd.	25,379
100	Toyota Industries Corp.	5,008
27,000	Toyota Motor Corp.†	1,580,339
1,400	Toyota Tsusho Corp.	45,538
1,200	Trend Micro, Inc.	58,360
800	TS Tech Co., Ltd.	22,990
600	Tsubakimoto Chain Co.	21,384
700	Tsumura & Co.	21,253
1,000	UACJ Corp.	18,713
2,000	Ube Industries, Ltd.	41,054
900	Ulvac, Inc.	25,986
2,300	Unicharm Corp.	76,016

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Japan (Continued)
1,100	Unizo Holdings Co., Ltd.†	$20,952
2,000	Ushio, Inc.†	23,315
1,300	USS Co., Ltd.	24,093
200	V Technology Co., Ltd.†	25,318
1,000	Valqua, Ltd.	19,968
2,000	Wakita & Co., Ltd.	19,940
400	Welcia Holdings Co., Ltd.	13,552
1,000	West Japan Railway Co.	75,241
19,800	Yahoo Japan Corp.†	48,415
400	Yakult Honsha Co., Ltd.	27,935
4,400	Yamada Denki Co., Ltd.†	21,676
2,100	Yamaguchi Financial Group, Inc.	17,773
900	Yamaha Corp.	44,907
5,600	Yamaha Motor Co., Ltd.	109,696
2,400	Yamato Holdings Co., Ltd.	61,911
900	Yamato Kogyo Co., Ltd.	24,524
400	Yaoko Co., Ltd.	19,634
2,300	Yaskawa Electric Corp.	72,115
1,800	Yellow Hat, Ltd.	23,647
1,200	Yokogawa Electric Corp.	24,806
2,500	Yokohama Reito Co., Ltd.	20,166
2,100	Yokohama Rubber Co., Ltd. (The)	38,957
700	Zenkoku Hosho Co., Ltd.	24,443
900	Zensho Holdings Co., Ltd.†	20,821
2,300	Zeon Corp.	23,243
1,700	ZOZO, Inc.	31,997
		28,911,047
	Netherlands—2.2%
1,275	Aalberts Industries NV	44,094
1,069	ABN AMRO Group NV, ADR CVA#	24,103
7,810	Aegon NV	37,532
1,266	Akzo Nobel N.v. Common Stock Eur2.0	112,177
580	AMG Advanced Metallurgical Group NV†	18,048
576	Amsterdam Commodities NV	12,638
780	APERAM SA	22,215
1,323	Arcadis NV	20,599
8,063	ArcelorMittal	163,329
802	ASM International NV	43,453
2,821	ASML Holding NV	529,097
2,142	ASR Nederland NV	89,143
1,008	BE Semiconductor Industries NV	26,821
1,770	Boskalis Westminster	45,766
954	Coca Cola European Partners	49,120
900	Corbion NV	27,057
691	Flow Traders#	19,068
2,407	Fugro NV, ADR CVA†, *	24,489
490	GrandVision NV#	10,608
2,149	Heineken NV	226,793
531	IMCD NV	40,415
10,844	ING Groep NV	131,179
8,807	Koninklijke Ahold Delhaize NV	234,385
4,880	Koninklijke BAM Groep NV	21,043
2,101	Koninklijke DSM NV	228,986

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Netherlands (Continued)
54,875	Koninklijke KPN NV†	$173,957
2,912	Koninklijke Philips NV	118,624
899	Koninklijke Vopak NV	43,021
1,332	NN Group NV	55,329
665	OCI NV*	18,276
1,610	Randstad NV†	78,508
3,042	SBM Offshore NV	57,857
1,906	Signify NV#	50,993
640	TKH Group NV, ADR	30,181
2,456	TomTom NV*	20,641
12,313	Unilever NV CVA	715,191
3,807	Wolters Kluwer NV	259,220
		3,823,956
	New Zealand—0.1%
4,903	Air New Zealand, Ltd.	8,464
3,551	Chorus, Ltd.	14,268
5,590	Contact Energy, Ltd.	26,419
2,488	Fisher & Paykel Healthcare Corp., Ltd.	26,601
5,309	Infratil, Ltd.	15,076
684	Restaurant Brands New Zealand, Ltd.	4,076
5,933	SKYCITY Entertainment Group, Ltd.	15,636
3,942	Summerset Group Holdings, Ltd.	17,718
14,615	Telecom Corp. of New Zealand, Ltd.	37,821
4,896	Z Energy, Ltd.	20,872
		186,951
	Norway—0.6%
751	Aker BP ASA	26,731
4,348	Aker Solutions ASA*	21,959
426	Bakkafrost P/F	21,080
1,580	Borregaard ASA	15,663
6,229	BW LPG, Ltd.#, †, *	21,739
5,362	BW Offshore, Ltd.*	27,852
1,658	DNB ASA	30,527
12,792	DNO ASA	28,402
12,646	Equinor ASA	276,894
4,440	Europris ASA#	14,182
1,329	FLEX LNG, Ltd.†, *	17,165
1,365	Gjensidige Forsikring ASA†	23,581
2,876	Hoegh LNG Holdings, Ltd.†	12,054
3,161	Marine Harvest ASA	70,550
13,327	Norsk Hydro ASA	54,004
5,133	Orkla ASA	39,398
397	Salmar ASA	19,047
2,544	Scatec Solar ASA#, †	26,163
404	Schibsted ASA, Class B	14,474
1,199	SpareBank 1 SR-Bank ASA	13,818
1,656	Stolt-Nielsen, Ltd.	20,698
2,911	Storebrand ASA	22,660
2,103	Subsea 7 SA	26,016
4,815	Telenor ASA	96,412
1,294	TGS NOPEC Geophysical Co. ASA	35,302
888	Tomra Systems ASA	26,460

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Norway (Continued)
518	Yara International ASA	$21,189
		1,024,020
	Portugal—0.1%
2,841	CTT-Correios de Portugal SA	8,222
5,615	Galp Energia SGPS SA	89,944
3,085	Jeronimo Martins SGPS SA	45,507
3,482	NOS SGPS SA	22,264
		165,937
	Singapore—0.5%
23,500	Ascendas India Trust	20,635
4,700	CapitaLand, Ltd.	12,658
62,200	CITIC Envirotech, Ltd.	22,030
3,400	City Developments, Ltd.	22,704
13,900	ComfortDelGro Corp., Ltd.	26,359
8,000	DBS Group Holdings, Ltd.	148,932
1,300	Haw Par Corp., Ltd.	12,806
1,600	Hongkong Land Holdings, Ltd.	11,376
4,800	Keppel Corp., Ltd.	22,030
51,500	Keppel Infrastructure Trust	17,670
19,500	Oversea-Chinese Banking Corp., Ltd.	158,993
3,200	SATS, Ltd.	12,066
5,600	Sembcorp Industries, Ltd.	10,537
18,500	Sembcorp Marine, Ltd.	21,977
9,000	Singapore Airlines, Ltd.	64,151
4,000	Singapore Exchange, Ltd.	21,575
32,900	Singapore Post, Ltd.	24,276
13,100	Singapore Press Holdings, Ltd.	23,295
8,200	Singapore Technologies Engineering, Ltd.	22,629
12,000	United Overseas Bank, Ltd.	223,044
2,400	UOL Group, Ltd.	12,308
1,800	Venture Corp., Ltd.	23,827
15,000	Wing Tai Holdings, Ltd.	22,468
		958,346
	Spain—2.0%
229	Acciona SA†	25,508
2,154	Acerinox SA	21,345
3,454	ACS Actividades de Construccion y Servicios SA	151,726
938	Aena SME SA#	168,878
3,239	Amadeus IT Group SA	259,421
1,736	Applus Services SA	20,720
14,307	Banco Bilbao Vizcaya Argentaria SA	81,737
18,762	Banco de Sabadell SA	18,685
111,866	Banco Santander SA	520,076
6,635	Bankia SA	17,193
5,075	Bankinter SA	38,655
1,016	Bolsas y Mercados Espanoles SHMSF SA	28,401
13,771	CaixaBank SA	43,006
2,897	Cellnex Telecom SA*, #, †	85,012
796	Cia de Distribucion Integral Logista Holdings SA	18,751
861	CIE Automotive SA	23,161
535	Ebro Foods SA†	11,439

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Spain (Continued)
3,909	Enagas SA	$113,745
1,943	Endesa SA	49,563
4,660	Ercros SA†	16,393
1,575	Euskaltel SA#	14,673
3,705	Faes Farma SA	15,668
1,091	Ferrovial SA	25,554
4,339	Global Dominion Access SA*, #	23,120
3,847	Grifols SA	107,712
364	Grupo Catalana Occidente SA	12,984
62,510	Iberdrola SA	548,764
1,575	Indra Sistemas SA*	17,482
6,499	Industria de Diseno Textil SA	191,005
21,228	Liberbank SA*	9,049
7,728	Mapfre SA	21,291
1,460	Melia Hotels International SA	13,552
2,330	Naturgy Energy Group SA†	65,159
2,459	Prosegur Cia de Seguridad SA	13,323
3,850	Red Electrica Corp. SA	82,056
9,936	Repsol SA	170,084
41,030	Telefonica SA	343,764
3,839	Tubacex SA†	11,584
8,173	Unicaja Banco SA#	8,783
157	Vidrala SA	13,719
582	Viscofan SA	36,397
1,480	Zardoya Otis SA	12,252
		3,471,390
	Sweden—1.7%
2,146	AAK AB	32,010
3,609	Acando AB	16,032
566	AddLife AB, Class B	14,306
1,041	AddNode Group AB	14,780
572	AddTech AB, Class B	11,874
768	AF Poyry AB, Class B†	12,804
1,926	Alfa Laval AB	44,207
933	Alimak Group AB#, †	13,287
5,483	Arjo AB, Class B	20,169
1,391	Assa Abloy AB, Class B	30,027
5,277	Atlas Copco AB, Class A	141,697
996	Atlas Copco AB, Class B	24,650
1,206	Axfood AB†	22,441
1,079	Beijer Alma AB	15,261
1,218	Bilia AB	10,395
1,635	BillerudKorsnas AB†	21,692
475	BioGaia AB, Class B	23,272
981	Biotage AB	12,493
1,161	Boliden AB	33,042
1,253	Bonava AB, Class B	15,755
1,482	Bravida Holding AB#	13,063
1,916	Bure Equity AB	32,066
2,303	Castellum AB	44,674
447	Catena AB	12,380
7,868	Cloetta AB, Class B	20,310
3,565	Dios Fastigheter AB	29,257

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Sweden (Continued)
2,421	Dustin Group AB#	$22,707
2,954	Electrolux AB, Series B	75,905
1,639	Elekta AB, Class B	20,379
5,178	Epiroc AB, Class A*	52,274
4,623	Essity AB, Class B	133,310
1,567	Fabege AB	22,753
1,542	Fagerhult AB†	11,842
367	Fastighets AB Balder, Class B*	11,763
2,139	Getinge AB, Class B	24,905
1,098	Granges AB	11,302
1,286	Hemfosa Fastigheter AB	11,280
5,892	Hennes & Mauritz AB, Class B	98,229
950	Hexagon AB, Class B	49,557
1,573	Hexpol AB	13,222
3,175	Hoist Finance AB#	12,704
1,048	Holmen AB, Class B	22,713
690	Hufvudstaden AB, Class A	11,971
1,656	Humana AB	12,433
2,679	Husqvarna AB, Class B†	21,882
588	ICA Gruppen AB†	23,590
773	Indutrade AB	21,999
631	Intrum AB†	18,121
3,518	Inwido AB	20,887
1,080	JM AB	19,353
1,219	KNOW IT AB	26,092
1,646	Kungsleden AB	13,101
1,742	Lagercrantz Group AB, Class B	18,737
1,567	Lindab International AB	14,259
981	Loomis AB, Class B	33,765
801	Lundin Petroleum AB	27,121
2,179	Mekonomen AB†	15,211
755	Millicom International Cellular SA, ADR*	45,841
3,284	New Wave Group AB, Class B	21,476
1,997	Nibe Industrier AB, Class B	25,571
3,170	Nobia AB	18,582
1,697	Nobina AB#	10,924
2,599	Nordic Waterproofing Holding AS#	23,230
2,782	Peab AB	24,043
1,578	Platzer Fastigheter Holding AB, Class B	12,984
4,394	Ratos AB, Class B	8,899
1,168	Recipharm AB, Class B*	17,286
2,075	Resurs Holding AB#	12,855
17,007	Sandvik AB	276,215
5,565	SAS AB*	11,193
2,495	Scandi Standard AB	16,423
2,511	Scandic Hotels Group AB#	22,417
2,942	Securitas AB, Class B	47,545
11,213	Skandinaviska Enskilda Banken AB, Class A†	97,063
1,322	Skanska AB, Class B†	24,016
3,291	SKF AB, Class B†	54,654
1,698	SkiStar AB	18,691
2,726	Svenska Cellulosa AB SCA, Class B	23,632
2,551	Svenska Handelsbanken AB, Class A†	26,917
7,351	Swedbank AB†	103,853

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Sweden (Continued)
1,048	Swedish Match AB	$53,418
987	Swedish Orphan Biovitrum AB*	23,153
3,409	Tele2 AB, Class B†	45,412
3,317	Telefonaktiebolaget LM Ericsson, Class B†	30,475
22,676	Telia Co. AB	102,316
1,377	Trelleborg AB, Class B	21,320
1,704	Volvo AB, Class A	26,374
9,905	Volvo AB, Class B†	153,412
1,004	Wihlborgs Fastigheter AB	13,684
		2,989,185
	Switzerland—5.6%
24,098	ABB, Ltd., Registered	452,798
2,548	Adecco Group AG, Registered	135,927
229	Allreal Holding AG, Registered*	38,981
137	ALSO Holding AG, Registered*	17,721
47	APG SGA SA	13,334
1,914	Arbonia AG†, *	19,760
1,516	Ascom Holding AG, Registered	20,310
119	Autoneum Holding AG†	13,720
766	Baloise Holding AG, Registered	126,545
44	Banque Cantonale Vaudoise, Registered	35,262
13	Barry Callebaut AG, Registered	23,474
7	Belimo Holding AG, Registered	34,974
35	Bell Food Group AG, Registered	10,088
76	Berner Kantonalbank AG	18,471
301	BKW AG	20,525
157	Bobst Group SA	9,500
127	Bossard Holding AG, Registered	19,514
149	Bucher Industries AG, Registered	49,829
137	Burkhalter Holding AG	9,493
456	Cembra Money Bank AG	43,116
1	Chocoladefabriken Lindt & Spruengli AG, Registered	78,233
1,267	Cie Financiere Richemont SA, Registered	92,300
2,209	Clariant AG, Registered*	46,432
205	Coltene Holding AG, Registered	19,867
3,661	Credit Suisse Group AG, Registered*	42,667
514	DKSH Holding AG†	29,630
66	dormakaba Holding AG*	47,259
224	Dufry AG, Registered*	23,530
15	Emmi AG, Registered	13,196
41	EMS-Chemie Holding AG, Registered	22,235
254	Flughafen Zurich AG, Registered	46,349
20	Forbo Holding AG, Registered	31,373
349	Geberit AG, Registered	142,649
65	Givaudan SA, Registered	166,066
136	Hiag Immobilien Holding AG*	17,892
36	Inficon Holding AG, Registered†, *	20,047
1,729	Julius Baer Group, Ltd.*	69,855
223	Kardex AG, Registered*	33,593
90	Komax Holding AG, Registered	18,908
427	Kuehne + Nagel International AG, Registered	58,577
430	LafargeHolcim, Ltd., Registered*	21,242
667	Logitech International SA, Registered†	26,240

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Switzerland (Continued)
1,247	Logitech International SA, Registered*	$48,878
742	Lonza Group AG, Registered	230,108
63	Luzerner Kantonalbank AG, Registered	29,989
1,480	Mobilezone Holding AG, Registered	14,848
150	Mobimo Holding AG, Registered	37,735
24,652	Nestle SA, Registered	2,349,460
14,587	Novartis AG, Registered	1,403,106
3,595	OC Oerlikon Corp. AG, Registered*	45,996
153	Panalpina Welttransport Holding AG, Registered	25,476
156	Partners Group Holding AG	113,426
786	PSP Swiss Property AG, Registered	85,408
201	Roche Holding AG	54,784
4,932	Roche Holding AG	1,358,869
140	Schindler Holding AG, Registered	28,963
123	SFS Group AG*	10,685
50	SGS SA, Registered	124,429
33	Siegfried Holding AG, Registered*	11,848
1,310	Sika AG, Registered	182,999
324	Sonova Holding AG, Registered	64,100
23	St Galler Kantonalbank AG, Registered	10,567
79	Straumann Holding AG, Registered	64,461
159	Sulzer AG, Registered	15,505
681	Sunrise Communications Group AG#, †, *	50,130
76	Swatch Group AG (The)	21,752
384	Swatch Group AG (The), Registered	21,249
151	Swiss Life Holding AG, Registered*	66,496
1,182	Swiss Prime Site AG, Registered*	103,570
1,421	Swiss Re AG	138,825
379	Swisscom AG, Registered†	185,361
247	Swissquote Group Holding SA, Registered	9,004
493	Temenos AG, Registered*	72,681
10,729	UBS Group AG, Registered*	130,052
48	Valora Holding AG, Registered†, *	13,232
228	VAT Group AG#, †, *	23,973
8	Vetropack Holding AG	17,434
451	Vifor Pharma AG	60,986
258	Vontobel Holding AG, Registered	13,875
77	VP Bank AG, Registered	10,625
593	Zehnder Group AG	20,069
1,165	Zurich Insurance Group AG	385,623
		9,838,059
	United Kingdom—12.4%
11,023	3i Group Plc	141,387
8,647	Acacia Mining Plc*	22,153
1,677	Admiral Group Plc	47,397
3,921	Aggreko Plc	40,202
12,432	Alliance Pharma Plc	11,334
12,069	Anglo American Plc	322,795
5,917	Anglo Pacific Group Plc	12,947
2,109	Antofagasta Plc	26,535
4,535	Ascential Plc	21,063
2,310	Ashmore Group Plc	12,853
6,474	Ashtead Group Plc	156,204

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	United Kingdom (Continued)
3,677	Associated British Foods Plc	$116,806
7,627	AstraZeneca Plc	609,438
2,395	AstraZeneca Plc, SP ADR	96,830
12,101	Auto Trader Group Plc#	82,209
28,447	Aviva Plc	152,797
835	Avon Rubber Plc	14,138
18,848	B&M European Value Retail SA	91,713
5,299	Babcock International Group Plc	34,060
19,453	BAE Systems Plc	122,224
6,740	Balfour Beatty Plc	23,008
617	Bank of Georgia Group Plc	13,284
81,962	Barclays Plc	165,123
7,150	Barratt Developments Plc	55,801
6,492	BBA Aviation Plc	21,054
4,138	BCA Marketplace Plc	10,650
3,269	Beazley Plc	21,927
2,508	Bellway Plc	99,466
2,008	Berkeley Group Holdings Plc	96,479
18,050	BHP Group Plc	434,591
4,891	Biffa Plc#	14,142
1,176	Bodycote Plc	12,606
8,370	boohoo Group Plc*	20,604
1,936	Bovis Homes Group Plc	26,817
209,503	BP Plc	1,523,963
2,577	Brewin Dolphin Holdings Plc	10,479
8,878	British American Tobacco Plc	369,327
4,032	Britvic Plc	50,020
82,890	BT Group Plc	240,697
3,731	Bunzl Plc	123,041
3,700	Burberry Group Plc	94,189
3,052	Burford Capital, Ltd.	67,020
6,186	Cairn Energy Plc*	13,044
7,063	Capital & Counties Properties Plc	22,133
7,460	Card Factory Plc	17,518
993	Carnival Plc	48,694
12,647	Centamin Plc	14,677
6,675	Central Asia Metals Plc	20,604
77,567	Centrica Plc	115,373
2,609	Chesnara Plc	12,845
11,045	Cineworld Group Plc	42,092
577	Clarkson Plc	17,848
2,800	Close Brothers Group Plc	53,062
25,655	Cobham Plc*	36,856
1,999	Coca-Cola HBC AG*	68,084
11,710	Compass Group Plc	275,217
865	Computacenter Plc	12,460
23,615	ConvaTec Group Plc#	43,537
3,254	Countryside Properties Plc#	13,766
319	Cranswick Plc	11,309
2,507	Crest Nicholson Holdings plc	12,081
1,065	Croda International Plc	69,883
2,457	Daily Mail & General Trust Plc	20,657
2,290	Dairy Crest Group Plc	18,522
1,084	Dart Group Plc	11,203

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	United Kingdom (Continued)
1,058	DCC Plc	$91,430
2,049	De La Rue Plc	10,288
5,029	Devro Plc	12,904
6,669	DFS Furniture Plc	21,759
12,494	Diageo Plc	510,641
1,701	Diploma Plc	32,302
26,929	Direct Line Insurance Group Plc	123,810
8,128	Diversified Gas & Oil Plc	13,762
21,706	Dixons Carphone Plc	41,488
6,832	Drax Group Plc	33,671
1,548	easyJet Plc	22,531
4,549	EI Group Plc*	12,620
6,486	Eland Oil & Gas Plc*	10,644
8,185	Electrocomponents Plc	59,891
4,915	Elementis Plc	10,403
1,355	EMIS Group Plc	18,531
5,538	Entertainment One, Ltd.	32,228
4,422	Equiniti Group Plc#	11,980
3,432	Evraz Plc	27,732
7,845	Experian Plc	212,426
3,093	Ferguson Plc	196,751
1,881	Fevertree Drinks Plc	73,963
14,342	Firstgroup Plc*	16,989
9,131	G4S Plc	21,823
358	Games Workshop Group Plc	14,664
26,092	GlaxoSmithKline Plc	542,649
4,280	GlaxoSmithKline Plc, SP ADR	178,861
93,522	Glencore Plc*	387,288
1,404	Go-Ahead Group Plc (The)	35,860
1,480	Grafton Group Plc	15,604
3,970	Grainger Plc	12,234
795	Greencore Group Plc	2,092
5,637	Greene King Plc	48,853
2,521	Greggs Plc	60,383
9,789	Gulf Keystone Petroleum, Ltd.*	32,384
2,921	GVC Holdings Plc	21,267
4,549	Gym Group Plc (The)#	12,887
6,271	Halfords Group Plc	18,949
6,577	Halma Plc	143,227
2,848	Hargreaves Lansdown Plc	69,124
25,710	Hays Plc	50,229
1,995	Headlam Group Plc	11,589
3,050	Helical Plc	13,129
11,962	Highland Gold Mining, Ltd.	28,542
1,984	Hikma Pharmaceuticals Plc	46,293
734	Hill & Smith Holdings Plc	11,883
916	Hilton Food Group Plc	11,334
1,266	Hiscox, Ltd.	25,723
3,986	Hollywood Bowl Group Plc	10,902
4,561	HomeServe Plc	60,890
12,412	Howden Joinery Group Plc	78,454
61,234	HSBC Holdings Plc	497,108
4,879	Ibstock Plc#	15,238
1,762	IG Group Holdings Plc	11,934

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	United Kingdom (Continued)
5,710	IMI Plc	$71,246
8,898	Imperial Brands Plc	304,158
1,668	Inchcape Plc	12,405
8,399	Informa Plc	81,410
1,175	InterContinental Hotels Group Plc	70,627
390	InterContinental Hotels Group Plc, ADR†	23,825
1,391	Intermediate Capital Group Plc	19,295
10,061	International Consolidated Airlines Group SA	67,092
4,161	International Personal Finance Plc	10,552
1,524	Intertek Group Plc	96,408
8,515	Investec Plc	49,053
7,770	IP Group Plc*	8,885
52,819	ITV Plc	87,437
4,101	IWG Plc	13,311
768	J D Wetherspoon Plc	13,104
11,978	J Sainsbury Plc	36,771
485	James Fisher & Sons Plc	12,482
7,633	JD Sports Fashion Plc	49,966
8,054	John Laing Group Plc#	39,862
1,637	John Menzies Plc	10,405
10,403	John Wood Group Plc	68,750
2,379	Johnson Matthey Plc	97,356
7,194	Johnson Service Group Plc	13,024
928	JPJ Group Plc*	8,461
2,812	Jupiter Fund Management Plc	13,251
2,888	Just Eat Plc*	28,249
30,973	Just Group Plc	24,689
2,164	Kainos Group Plc	15,558
32,972	Kingfisher Plc	100,833
1,402	Lancashire Holdings, Ltd.	11,933
63,390	Legal & General Group Plc	227,294
430,679	Lloyds Banking Group Plc	348,567
2,044	London Stock Exchange Group Plc	126,481
26,048	Man Group Plc	46,072
24,154	Marks & Spencer Group Plc	87,740
1,885	Marshalls Plc	15,185
18,395	Marston’s Plc	24,605
8,666	McCarthy & Stone Plc#	14,493
3,805	Mears Group Plc	12,637
7,048	Meggitt Plc	46,155
22,767	Melrose Industries Plc	54,309
8,437	Merlin Entertainments Plc#	37,724
2,701	Micro Focus International Plc	70,235
5,825	Mitchells & Butlers Plc*	20,545
7,524	Mitie Group Plc	14,582
150	MJ Gleeson Plc	1,571
4,012	Mondi Plc	88,728
5,751	Moneysupermarket.com Group Plc	27,872
7,506	Morgan Advanced Materials Plc	23,756
1,378	Morgan Sindall Group Plc	22,506
6,750	National Express Group Plc	35,694
19,588	National Grid Plc	217,059
1,154	Next Plc	83,869
537	NMC Health Plc†	15,975

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	United Kingdom (Continued)
3,003	Northgate Plc	$14,628
4,680	On the Beach Group Plc#	26,729
2,487	OneSavings Bank Plc	12,426
1,080	Oxford Instruments Plc	13,743
8,188	Pagegroup Plc	50,123
5,714	Paragon Banking Group Plc	32,433
1,213	PayPoint Plc	13,539
3,815	Pearson Plc	41,549
41,805	Pendragon Plc	15,246
6,124	Pennon Group Plc	59,311
3,326	Persimmon Plc	94,003
3,779	Petrofac, Ltd.	24,108
14,508	Pets at Home Group Plc	29,969
11,392	Photo-Me International Plc	11,840
1,840	Playtech Plc	10,415
2,857	Polypipe Group plc	14,996
9,625	Prudential Plc	192,742
37,344	Quilter Plc#	71,421
351	Rathbone Brothers Plc	10,176
2,486	Reckitt Benckiser Group Plc	206,642
2,463	Redrow Plc*	19,280
10,683	RELX Plc	228,399
3,910	RELX Plc, SP ADR†	83,869
2,776	Renew Holdings Plc	14,535
214	Renishaw Plc	10,330
18,010	Rentokil Initial Plc	82,874
10,927	Rightmove Plc	72,583
10,021	Rio Tinto Plc	582,243
13,976	Rolls-Royce Holdings Plc*	164,410
13,857	Rotork Plc	51,040
8,261	Royal Bank of Scotland Group Plc	26,576
8,858	Royal Dutch Shell Plc, ADR, Class B	566,469
37,262	Royal Dutch Shell Plc, Class A	1,171,317
10,328	Royal Dutch Shell Plc, Class B	326,607
9,433	Royal Mail Plc	29,278
13,078	RSA Insurance Group Plc	86,496
14,231	Saga Plc	20,611
13,980	Sage Group Plc (The)	127,676
2,391	Savills Plc	28,168
1,179	Schroders Plc	41,492
11,630	Severfield Plc	10,421
2,767	Severn Trent Plc	71,213
7,442	SIG Plc	13,764
10,769	Smith & Nephew Plc	213,617
2,377	Smiths Group Plc	44,426
1,432	Spectris Plc	46,814
12,936	Speedy Hire Plc	9,132
734	Spirax-Sarco Engineering Plc	68,736
10,386	Spirent Communications Plc	19,452
5,744	Sports Direct International Plc*	21,860
15,667	SSE Plc	242,213
8,530	SSP Group Plc	76,914
8,125	St James’s Place Plc	108,787
5,772	Stagecoach Group Plc	11,547

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	United Kingdom (Continued)
20,666	Standard Chartered Plc	$159,157
7,141	Standard Life Aberdeen Plc	24,549
4,177	SThree Plc	14,634
6,120	Stobart Group, Ltd.	12,116
7,781	Stock Spirits Group Plc	23,309
2,283	Synthomer Plc	11,281
6,411	Tate & Lyle Plc	60,604
65,697	Taylor Wimpey Plc	150,127
978	Telecom Plus Plc	19,362
40,356	Tesco Plc	121,996
6,116	TP ICAP Plc	23,435
5,006	Travis Perkins Plc	89,390
1,888	TUI AG	18,089
34,561	Tullow Oil Plc*	108,304
7,733	U & I Group Plc	18,854
632	Ultra Electronics Holdings Plc	13,137
8,671	Unilever Plc	496,351
8,857	United Utilities Group Plc	93,948
2,533	Urban & Civic Plc	9,007
22,594	Vectura Group Plc*	21,011
2,015	Vesuvius Plc	15,576
1,157	Victrex Plc	32,489
386	Vitec Group Plc (The)	5,731
207,108	Vodafone Group Plc	377,107
6,400	Volution Group Plc	14,129
5,138	Watkin Jones Plc	14,722
3,455	Weir Group Plc (The)	70,109
1,764	WH Smith Plc	48,753
1,204	Whitbread Plc	79,631
28,949	WM Morrison Supermarkets Plc	85,797
15,314	WPP Plc	161,720
		21,848,644

	TOTAL COMMON STOCKS (Cost $121,169,772)	128,548,561

	AFFILIATED INVESTMENT COMPANY—25.4%

	United States—25.4%
2,142,170	DFA Emerging Markets Core Equity Portfolio (Cost $41,205,393)	44,728,511

		Expiration Date

	RIGHTS—0.0%

	Singapore—0.0%
6,077	Keppel Infrastructure Trust (Cost $0)	04/04/2019	108

	Sweden—0.0%
768	AF Poyry AB †, * (Cost $0)	04/12/2019	1,569

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Sweden (Continued)

	TOTAL RIGHTS (Cost $—)	$1,677

	PREFERRED STOCKS—0.2%

	Germany—0.2%
462	Bayerische Motoren Werke AG, 6.32%	30,369
387	Draegerwerk AG & Co. KGaA, 1.07%	18,346
1,051	FUCHS PETROLUB SE, 2.41%	43,268
949	Jungheinrich AG, 1.68%	30,892
717	Porsche Automobil Holding SE, 2.99%	44,992
422	Sartorius AG, 0.39%	72,380
252	Sixt SE, 6.58%	17,159
173	STO SE & Co. KGaA, 4.86%	15,758
		273,164
	TOTAL PREFERRED STOCK (Cost $258,488)	273,164

		Yield

	SHORT-TERM INVESTMENTS—4.4%

7,713,034	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $7,713,034)††	2.453%	7,713,034

	TOTAL INVESTMENTS, AT VALUE—103.1% (Cost $170,346,687)		181,264,947
	Liabilities in Excess of Other Assets—(3.1)%		(5,478,296)
	NET ASSETS—100.0%		$175,786,651

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*                 Non-income producing security

#                 Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers

†                 Denotes all or a portion of security on loan. As of March 31, 2019, the market value of the securities on loan was $7,331,998 (Note 1)

††          Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At March 31, 2019, industry diversification of the M International Equity Fund’s investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Affiliated Investment Company	25.4%
Banks	5.9%
Oil, Gas and Consumable Fuels	5.4%
Pharmaceuticals	3.9%
Metals and Mining	3.2%
Automobiles	3.0%
Chemicals	3.0%
Insurance	3.0%
Food Products	2.5%
Machinery	2.2%
Diversified Telecommunication Services	1.9%
Capital Markets	1.7%
Real Estate Management and Development	1.6%
Beverages	1.4%
Electric Utilities	1.4%
Electronic Equipment, Instruments & Components	1.4%
Textiles, Apparel and Luxury Goods	1.4%
Auto Components	1.3%
Hotels, Restaurants & Leisure	1.3%
Household Durables	1.3%
Personal Products	1.3%
Road and Rail	1.3%
Construction and Engineering	1.2%
Food and Staples Retailing	1.2%
Professional Services	1.2%
Wireless Telecommunication Services	1.2%
Electrical Equipment	1.1%
Trading Companies and Distributors	1.1%
Aerospace & Defense	1.0%
Health Care Equipment and Supplies	1.0%
Specialty Retail	1.0%
IT Services	0.9%
Semiconductors and Semiconductor Equipment	0.9%
Commercial Services & Supplies	0.8%
Media	0.8%
Software	0.8%
Building Products	0.7%
Health Care Providers and Services	0.6%
Multi-Utilities	0.6%
Tobacco	0.6%
Multiline Retail	0.5%
Paper and Forest Products	0.5%
Biotechnology	0.4%
Construction Materials	0.4%
Diversified Financial Services	0.4%
Household Products	0.4%
Industrial Conglomerates	0.4%
Technology Hardware, Storage & Peripherals	0.4%
Air Freight and Logistics	0.3%
Airlines	0.3%
Containers and Packaging	0.3%
Energy Equipment and Services	0.3%

The accompanying notes are an integral part of these Schedules of Investments.

Entertainment	0.3%
Life Sciences Tools and Services	0.3%
Transportation Infrastructure	0.3%
Gas Utilities	0.2%
Independent Power and Renewable Electricity Producers	0.2%
Interactive Media & Services	0.2%
Internet and Catalog Retail	0.2%
Leisure Equipment and Products	0.2%
Marine	0.2%
Communications Equipment	0.1%
Consumer Finance	0.1%
Health Care Technology	0.1%
Thrifts and Mortgage Finance	0.1%
Water Utilities	0.1%
Distributors	—%
Diversified Consumer Services	—%
Short-Term Investments	4.4%
Total	103.1%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Shares		Value (Note 1)

	COMMON STOCKS—99.5%

	Beverages—3.5%
124,500	Monster Beverage Corp.*	$6,795,210

	Biotechnology—4.0%
24,300	Neurocrine Biosciences, Inc.*	2,140,830
13,550	Regeneron Pharmaceuticals, Inc.*	5,563,901
		7,704,731
	Capital Markets—4.7%
45,600	MSCI, Inc.	9,067,104

	Health Care Equipment and Supplies—7.2%
88,250	Abbott Laboratories	7,054,705
27,500	Becton, Dickinson & Co.	6,867,575
		13,922,280
	Hotels, Restaurants & Leisure—2.2%
36,900	Royal Caribbean Cruises, Ltd.	4,229,478

	Interactive Media & Services—16.9%
10,600	Alphabet, Inc., Class A*	12,475,034
59,000	Facebook, Inc., Class A*	9,834,710
229,000	Tencent Holdings, Ltd., ADR	10,529,420
		32,839,164
	Internet and Catalog Retail—12.9%
74,400	Alibaba Group Holding, Ltd., SP ADR*	13,574,280
4,355	Amazon.com, Inc.*	7,755,166
2,175	Booking Holdings, Inc.*	3,795,179
		25,124,625
	IT Services—18.0%
55,100	Automatic Data Processing, Inc.	8,801,674
24,200	EPAM Systems, Inc.*	4,092,946
89,000	PayPal Holdings, Inc.*	9,241,760
82,000	Visa, Inc., Class A	12,807,580
		34,943,960
	Life Sciences Tools and Services—3.8%
26,750	Thermo Fisher Scientific, Inc.	7,322,010

	Media—1.2%
425,200	Sirius XM Holdings, Inc.	2,410,884

	Pharmaceuticals—5.5%
112,400	Elanco Animal Health, Inc.*	3,604,668
69,800	Zoetis, Inc.	7,026,766
		10,631,434
	Road and Rail—1.2%
11,300	Canadian Pacific Railway, Ltd.	2,328,139

	Software—16.7%
50,350	Adobe, Inc.*	13,417,772

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Software (Continued)
29,300	Intuit, Inc.	$7,659,313
97,164	Microsoft Corp.	11,459,522
		32,536,607
	Specialty Retail—1.7%
20,800	Burlington Stores, Inc.*	3,258,944

	TOTAL COMMON STOCKS (Cost $121,502,134)	193,114,570

	TOTAL INVESTMENTS, AT VALUE—99.5% (Cost $121,502,134)	193,114,570
	Other Assets in Excess of Liabilities—0.5%	898,880
	NET ASSETS—100.0%	$194,013,450

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
SP ADR—Sponsored American Depositary Receipt
* Non-income producing security
Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At March 31, 2019, industry sector diversification of the M Large Cap Growth Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	34.7%
Health Care	20.5%
Communication Services	18.1%
Consumer Discretionary	16.8%
Financials	4.7%
Consumer Staples	3.5%
Industrials	1.2%
Total	99.5%

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Shares		Value (Note 1)

	COMMON STOCKS—99.4%

	Aerospace & Defense—0.0%
5,413	Kratos Defense & Security Solutions, Inc.*	$84,605

	Airlines—8.1%
2,163	Alaska Air Group, Inc.	121,388
77,142	American Airlines Group, Inc.	2,450,030
72,853	Azul SA, ADR†, *	2,128,036
241,676	Controladora Vuela Cia de Aviacion SAB de CV, ADR*	2,059,080
10,036	Hawaiian Holdings, Inc.	263,445
74,162	JetBlue Airways Corp.*	1,213,290
80,559	Mesa Air Group, Inc.*	671,862
67,476	United Continental Holdings, Inc.*	5,383,235
		14,290,366
	Auto Components—1.2%
85,506	Dana, Inc.	1,516,876
34,439	Modine Manufacturing Co.*	477,669
2,073	Stoneridge, Inc.*	59,827
		2,054,372
	Banks—3.4%
127,422	First BanCorp/Puerto Rico	1,460,256
54,860	First Horizon National Corp.	766,943
10,587	IBERIABANK Corp.	759,194
27,554	Popular, Inc.	1,436,390
13,031	Texas Capital Bancshares, Inc.*	711,362
18,104	Webster Financial Corp.	917,330
		6,051,475
	Biotechnology—1.0%
43,505	Myriad Genetics, Inc.*	1,444,366
26,525	Sangamo Therapeutics, Inc.*	253,048
		1,697,414
	Building Products—1.0%
27,568	Trex Co., Inc.*	1,695,983

	Capital Markets—2.6%
34,843	Artisan Partners Asset Management, Inc., Class A	876,998
30,982	Greenhill & Co., Inc.	666,423
24,714	LPL Financial Holdings, Inc.	1,721,330
15,891	Raymond James Financial, Inc.	1,277,795
		4,542,546
	Chemicals—3.6%
11,947	Albemarle Corp.	979,415
31,685	FMC Corp.	2,434,042
59,393	Kraton Corp.*	1,911,267
81,689	Tronox Holdings Plc Class A*	1,074,210
		6,398,934
	Commercial Services & Supplies—1.5%
58,758	Aqua Metals, Inc.†, *	180,387

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Commercial Services & Supplies (Continued)
72,153	Covanta Holding Corp.	$1,248,969
77,291	Interface, Inc.	1,184,098
		2,613,454
	Communications Equipment—0.9%
26,795	Acacia Communications, Inc.*	1,536,693

	Construction and Engineering—5.4%
17,538	Granite Construction, Inc.	756,765
112,353	KBR, Inc.	2,144,819
52,174	MasTec, Inc.*	2,509,569
234,224	Tutor Perini Corp.*	4,009,915
		9,421,068
	Construction Materials—1.3%
7,862	Eagle Materials, Inc.	662,767
155,661	Forterra, Inc.†, *	656,889
5,155	Martin Marietta Materials, Inc.	1,037,083
		2,356,739
	Consumer Finance—0.9%
15,559	Green Dot Corp., Class A*	943,653
27,570	PRA Group, Inc.*	739,152
		1,682,805
	Containers and Packaging—1.3%
25,327	Berry Global Group, Inc.*	1,364,365
68,793	Graphic Packaging Holding Co.	868,856
		2,233,221
	Diversified Consumer Services—1.1%
114,128	Career Education Corp.*	1,885,395

	Diversified Financial Services—0.5%
47,816	Jefferies Financial Group, Inc.	898,463

	Diversified Telecommunication Services—1.6%
52,884	Cogent Communications Holdings, Inc.	2,868,957

	Electrical Equipment—0.5%
14,664	Encore Wire Corp.	839,074

	Electronic Equipment, Instruments & Components—4.4%
15,427	Fabrinet*	807,758
115,653	Flex, Ltd.*	1,156,530
29,848	Itron, Inc.*	1,392,409
59,790	Jabil, Inc.	1,589,816
17,752	Rogers Corp.*	2,820,438
		7,766,951
	Energy Equipment and Services—1.8%
8,916	Dril-Quip, Inc.*	408,799
137,794	Ensco Plc, Class A	541,530
113,144	Noble Corp. Plc*	324,723

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Energy Equipment and Services (Continued)
28,103	TechnipFMC Plc	$660,983
148,408	Transocean, Ltd.*	1,292,634
		3,228,669
	Entertainment—0.5%
367,113	Global Eagle Entertainment, Inc.†, *	260,430
45,687	Lions Gate Entertainment Corp., Class B	689,874
		950,304
	Equity Real Estate Investment Trusts (REITs)—0.9%
57,655	Corporate Office Properties Trust, REIT	1,573,981

	Food Products—0.5%
38,259	Darling Ingredients, Inc.*	828,307

	Health Care Equipment and Supplies—10.6%
42,221	Cardiovascular Systems, Inc.*	1,632,264
12,539	Cooper Cos., Inc. (The)	3,713,676
16,892	Dexcom, Inc.*	2,011,837
12,417	Edwards Lifesciences Corp.*	2,375,745
44,869	Insulet Corp.*	4,266,593
1,854	IntriCon Corp.*	46,498
4,220	Neuronetics, Inc.*	64,355
8,329	STERIS Plc*	1,066,362
53,950	Tandem Diabetes Care, Inc.*	3,425,825
		18,603,155
	Health Care Providers and Services—1.0%
45,141	Acadia Healthcare Co., Inc.†, *	1,323,083
69,103	Diplomat Pharmacy, Inc.*	401,488
		1,724,571
	Hotels, Restaurants & Leisure—0.6%
14,350	Planet Fitness, Inc., Class A*	986,132

	Household Durables—1.5%
28,060	Century Communities, Inc.*	672,598
13,668	LGI Homes, Inc.†, *	823,360
33,172	Universal Electronics, Inc.*	1,232,340
		2,728,298
	Insurance—1.5%
6,285	Everest Re Group, Ltd.	1,357,309
14,491	W. R. Berkley Corp.	1,227,677
		2,584,986
	IT Services—3.4%
7,476	Alliance Data Systems Corp.	1,308,151
174,590	Brightcove, Inc.*	1,468,302
11,158	Euronet Worldwide, Inc.*	1,591,019
11,148	Global Payments, Inc.	1,521,925

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	IT Services (Continued)
183	WEX, Inc.*	$35,134
		5,924,531
	Leisure Equipment and Products—0.7%
160,482	Vista Outdoor, Inc.*	1,285,461

	Life Sciences Tools and Services—0.9%
33,065	Pacific Biosciences of California, Inc.*	239,060
32,192	QIAGEN NV*	1,309,570
		1,548,630
	Machinery—1.3%
80,342	Meritor, Inc.*	1,634,960
4,574	WABCO Holdings, Inc.*	602,990
		2,237,950
	Marine—0.5%
12,808	Kirby Corp.*	962,009

	Media—0.5%
51,853	Cardlytics, Inc.†, *	857,649

	Metals and Mining—5.1%
26,493	Agnico-Eagle Mines, Ltd.	1,152,445
154,777	Allegheny Technologies, Inc.*	3,957,648
8,406	Carpenter Technology Corp.	385,415
13,322	Compass Minerals International, Inc.	724,317
240,570	Ferroglobe Plc	493,169
166,431	Pan American Silver Corp.	2,205,211
		8,918,205
	Oil, Gas and Consumable Fuels—3.9%
127,817	Centennial Resource Development, Inc., Class A*	1,123,512
136,022	Euronav NV†, *	1,108,579
82,090	GasLog, Ltd.	1,433,291
27,436	Golar LNG, Ltd.	578,625
76,565	Navigator Holdings, Ltd.*	842,215
28,069	PDC Energy, Inc.*	1,141,847
37,436	SM Energy Co.	654,756
		6,882,825
	Pharmaceuticals—1.4%
1,111	Aerie Pharmaceuticals, Inc.*	52,773
49,851	Amneal Pharmaceuticals, Inc.*	706,389
12,074	Nektar Therapeutics*	405,686
15,698	Pacira Pharmaceuticals Inc/DE*	597,466

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Pharmaceuticals (Continued)
129,113	TherapeuticsMD, Inc.†, *	$628,780
		2,391,094
	Road and Rail—0.6%
31,790	Knight-Swift Transportation Holdings, Inc.	1,038,897

	Semiconductors and Semiconductor Equipment—11.4%
22,086	Advanced Micro Devices, Inc.*	563,635
25,399	Cree, Inc.*	1,453,331
23,421	Cypress Semiconductor Corp.	349,441
26,107	Inphi Corp.*	1,141,920
37,613	Integrated Device Technology, Inc.*	1,842,661
88,671	MACOM Technology Solutions Holdings, Inc.†, *	1,481,693
29,203	Marvell Technology Group, Ltd.	580,848
19,106	Maxim Integrated Products, Inc.	1,015,866
22,291	Monolithic Power Systems, Inc.	3,020,208
37,751	Qorvo, Inc.*	2,707,879
37,932	QuickLogic Corp.†, *	23,161
40,674	Semtech Corp.*	2,070,713
7,565	Silicon Laboratories, Inc.*	611,706
16,013	Universal Display Corp.†	2,447,587
62,898	Veeco Instruments, Inc.*	681,814
		19,992,463
	Software—6.3%
22,644	2u, Inc.*	1,604,327
47,055	Benefitfocus, Inc.*	2,330,164
36,959	Cloudera, Inc.*	404,331
15,547	Ellie Mae, Inc.*	1,534,333
23,502	Model N, Inc.*	412,225
99,076	Nuance Communications, Inc.*	1,677,357
9,313	Nutanix, Inc., Class A*	351,473
14,233	SS&C Technologies Holdings, Inc.	906,500
198,750	TiVo Corp.	1,852,350
		11,073,060
	Specialty Retail—0.3%
62,998	Tailored Brands, Inc.	493,904

	Trading Companies and Distributors—2.8%
35,590	Beacon Roofing Supply, Inc.*	1,144,574
63,898	BMC Stock Holdings, Inc.*	1,129,078
24,466	DXP Enterprises, Inc./TX*	952,217
38,847	MRC Global, Inc.*	679,045

The accompanying notes are an integral part of these Schedules of Investments.

Shares			Value (Note 1)

	Trading Companies and Distributors (Continued)
7,504	Watsco, Inc.		$1,074,648
			4,979,562
	Transportation Infrastructure—0.7%
29,065	Macquarie Infrastructure Corp.		1,198,059

	Wireless Telecommunication Services—0.4%
154,053	Gogo, Inc.†, *		691,698

	TOTAL COMMON STOCKS (Cost $128,051,970)		174,602,915

		Expiration Date

	RIGHTS—0.0%
862,686	Pan American Silver Corp. (Cost $212,401)	02/22/2029	0

	Yield

	SHORT-TERM INVESTMENTS—3.4%

6,037,540	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $6,037,540)††	2.453%	6,037,540

	TOTAL INVESTMENTS, AT VALUE—102.8% (Cost $134,301,910)		180,640,455
	Liabilities in Excess of Other Assets—(2.8)%		(4,996,438)
	NET ASSETS—100.0%		$175,644,017

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

*                 Non-income producing security

†                 Denotes all or a portion of security on loan. As of March 31, 2019, the market value of the securities on loan was $5,871,459 (Note 1)

††          Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At March 31, 2019, industry sector diversification of the M Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	26.4%
Industrials	22.4%
Health Care	14.9%
Materials	11.3%
Financials	8.9%
Energy	5.7%
Consumer Discretionary	5.4%
Communication Services	3.0%
Real Estate	0.9%
Consumer Staples	0.5%
Short-Term Investments	3.4%
Total	102.8%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Shares		Value (Note 1)

	COMMON STOCKS—98.9%

	Aerospace & Defense—0.5%
3,263	Curtiss-Wright Corp.	$369,828
578	Teledyne Technologies, Inc.*	136,992
		506,820
	Airlines—2.3%
35,246	JetBlue Airways Corp.*	576,625
4,709	Southwest Airlines Co.	244,444
4,427	Spirit Airlines, Inc.*	234,011
13,762	United Continental Holdings, Inc.*	1,097,932
		2,153,012
	Auto Components—0.7%
6,313	Dana, Inc.	111,993
12,802	Gentex Corp.	264,745
15,365	Goodyear Tire & Rubber Co. (The)	278,875
		655,613
	Banks—8.9%
101,276	Bank of America Corp.	2,794,205
27,435	Citigroup, Inc.	1,707,006
38,029	Citizens Financial Group, Inc.	1,235,942
3,830	Comerica, Inc.	280,816
32,487	First Hawaiian, Inc.	846,286
3,734	IBERIABANK Corp.	267,765
16,937	Popular, Inc.	882,926
5,216	Wintrust Financial Corp.	351,193
		8,366,139
	Beverages—3.0%
19,837	Coca-Cola Co. (The)	929,562
10,700	Monster Beverage Corp.*	584,006
10,702	PepsiCo, Inc.	1,311,530
		2,825,098
	Capital Markets—3.1%
7,743	Evercore Partners, Inc., Class A	704,613
9,408	LPL Financial Holdings, Inc.	655,267
1,112	MarketAxess Holdings, Inc.	273,641
5,885	S&P Global, Inc.	1,239,087
		2,872,608
	Chemicals—1.0%
6,007	Cabot Corp.	250,072
13,243	Huntsman Corp.	297,835
3,163	Methanex Corp.	179,848

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Chemicals (Continued)
4,008	Trinseo SA	$181,562
		909,317
	Communications Equipment—0.5%
8,363	Cisco Systems, Inc.	451,518

	Construction and Engineering—1.5%
7,854	EMCOR Group, Inc.	573,970
22,561	Quanta Services, Inc.	851,452
		1,425,422
	Consumer Finance—2.0%
45,960	Ally Financial, Inc.	1,263,440
29,079	Navient Corp.	336,444
7,773	OneMain Holdings, Inc.	246,793
		1,846,677
	Containers and Packaging—0.3%
2,638	Packaging Corp. of America	262,164

	Diversified Consumer Services—0.1%
917	Bright Horizons Family Solutions, Inc.*	116,560

	Diversified Financial Services—0.6%
12,158	Voya Financial, Inc.	607,414

	Diversified Telecommunication Services—2.9%
46,727	Verizon Communications, Inc.	2,762,968

	Electric Utilities—3.1%
30,380	Exelon Corp.	1,522,949
8,246	PNM Resources, Inc.	390,366
18,725	Portland General Electric Co.	970,704
		2,884,019
	Electrical Equipment—0.7%
4,215	EnerSys	274,649
5,079	Regal Beloit Corp.	415,818
		690,467
	Electronic Equipment, Instruments & Components—2.0%
1,144	Arrow Electronics, Inc.*	88,157
15,707	Avnet, Inc.	681,212
7,178	CDW Corp./DE	691,744
17,526	Jabil, Inc.	466,016
		1,927,129
	Entertainment—0.6%
688	Madison Square Garden Co. (The), Class A*	201,673
11,794	Viacom, Inc., Class B	331,058
		532,731
	Equity Real Estate Investment Trusts (REITs)—2.2%
16,909	American Campus Communities, Inc., REIT	804,530

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Equity Real Estate Investment Trusts (REITs) (Continued)
33,741	Park Hotels & Resorts, Inc., REIT	$1,048,670
23,605	VEREIT, Inc., REIT	197,574
		2,050,774
	Food and Staples Retailing—0.1%
2,390	Performance Food Group Co.*	94,740

	Food Products—1.9%
5,645	Ingredion, Inc.	534,525
698	Post Holdings, Inc.*	76,361
16,474	Tyson Foods, Inc., Class A	1,143,790
		1,754,676
	Gas Utilities—0.6%
6,496	Southwest Gas Holdings, Inc.*	534,361

	Health Care Equipment and Supplies—0.9%
1,750	Hill-Rom Holdings, Inc.	185,255
5,450	STERIS Plc*	697,764
		883,019
	Health Care Providers and Services—2.8%
2,300	Amedisys, Inc.*	283,498
3,575	Cardinal Health, Inc.	172,136
739	Chemed Corp.	236,532
3,926	Humana, Inc.	1,044,316
7,351	McKesson Corp.	860,508
		2,596,990
	Hotels, Restaurants & Leisure—2.5%
12,547	Starbucks Corp.	932,744
13,730	Yum! Brands, Inc.	1,370,391
		2,303,135
	Independent Power and Renewable Electricity Producers—1.2%
54,864	AES Corp./VA	991,941
3,469	NRG Energy, Inc.	147,363
		1,139,304
	Industrial Conglomerates—0.7%
5,407	Carlisle Cos., Inc.	663,006

	Insurance—5.0%
10,150	CNO Financial Group, Inc.	164,227
557	Erie Indemnity Co., Class A	99,436
5,397	Hanover Insurance Group, Inc. (The)	616,175
26,572	Hartford Financial Services Group, Inc. (The)	1,321,160
15,097	Old Republic International Corp.	315,829
11,188	Prudential Financial, Inc.	1,027,953
8,273	Reinsurance Group of America, Inc.	1,174,601
		4,719,381
	Interactive Media & Services—1.9%
990	Alphabet, Inc., Class A*	1,165,121

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Interactive Media & Services (Continued)
3,508	Facebook, Inc., Class A*	$584,749
		1,749,870
	Internet and Catalog Retail—1.4%
505	Booking Holdings, Inc.*	881,180
3,847	Expedia Group, Inc.	457,793
		1,338,973
	IT Services—1.1%
5,686	VeriSign, Inc.*	1,032,350

	Life Sciences Tools and Services—1.9%
8,268	Agilent Technologies, Inc.	664,582
13,034	Bruker Corp.	501,027
1,701	ICON Plc*	232,323
154	Mettler-Toledo International, Inc.*	111,342
1,219	Waters Corp.*	306,834
		1,816,108
	Machinery—0.2%
3,788	Hillenbrand, Inc.	157,316

	Media—1.3%
4,939	AMC Networks, Inc., Class A*	280,338
5,347	John Wiley & Sons, Inc., Class A	236,444
1,399	Nexstar Media Group, Inc., Class A	151,610
7,361	Sinclair Broadcast Group, Inc., Class A	283,251
18,534	TEGNA, Inc.	261,329
		1,212,972
	Metals and Mining—1.6%
25,912	Cleveland-Cliffs, Inc.†	258,861
6,360	Reliance Steel & Aluminum Co.	574,053
19,806	Steel Dynamics, Inc.	698,558
		1,531,472
	Multi-Utilities—0.9%
8,497	CenterPoint Energy, Inc.	260,858
9,356	MDU Resources Group, Inc.	241,666
5,208	Public Service Enterprise Group, Inc.	309,407
		811,931
	Oil, Gas and Consumable Fuels—8.9%
19,593	Chevron Corp.	2,413,466
23,544	ConocoPhillips	1,571,326
3,251	Exxon Mobil Corp.	262,681
8,859	HollyFrontier Corp.	436,483
13,389	Marathon Petroleum Corp.	801,332
9,898	PBF Energy, Inc., Class A	308,224
8,849	Peabody Energy Corp.	250,692
13,692	Phillips 66	1,303,067

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Oil, Gas and Consumable Fuels (Continued)
11,884	Valero Energy Corp.	$1,008,120
		8,355,391
	Paper and Forest Products—0.6%
11,393	Domtar Corp.	565,662

	Personal Products—1.0%
7,528	Herbalife Nutrition, Ltd.*	398,909
7,264	Nu Skin Enterprises, Inc., Class A	347,655
2,309	USANA Health Sciences, Inc.*	193,656
		940,220
	Pharmaceuticals—10.3%
11,410	Bausch Health Cos., Inc.*	281,827
3,506	Bristol-Myers Squibb Co.	167,271
2,212	Jazz Pharmaceuticals Plc*	316,205
20,703	Johnson & Johnson	2,894,072
30,879	Merck & Co., Inc.	2,568,207
64,929	Pfizer, Inc.	2,757,535
666	Taro Pharmaceutical Industries, Ltd.	71,988
6,377	Zoetis, Inc.	641,973
		9,699,078
	Professional Services—0.9%
13,270	Robert Half International, Inc.	864,673

	Real Estate Management and Development—2.5%
2,664	Apartment Investment & Management Co., REIT, Class A	133,973
25,079	CBRE Group, Inc., Class A*	1,240,156
6,466	Jones Lang LaSalle, Inc.	996,928
		2,371,057
	Semiconductors and Semiconductor Equipment—0.7%
2,527	KLA-Tencor Corp.	301,749
7,536	Micron Technology, Inc.*	311,463
		613,212
	Software—4.9%
5,478	Aspen Technology, Inc.*	571,136
4,129	Cadence Design Systems, Inc.*	262,233
9,023	Citrix Systems, Inc.	899,232
4,707	Intuit, Inc.	1,230,457
2,383	j2 Global, Inc.	206,368
1,925	Manhattan Associates, Inc.*	106,087
9,311	Microsoft Corp.	1,098,139
6,302	Teradata Corp.*	275,082
		4,648,734
	Specialty Retail—0.7%
5,548	Aaron’s, Inc.	291,825

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Specialty Retail (Continued)
6,116	Foot Locker, Inc.	$370,629
		662,454
	Technology Hardware, Storage & Peripherals—1.3%
65,147	HP, Inc.	1,265,806

	Textiles, Apparel and Luxury Goods—0.6%
3,830	Deckers Outdoor Corp.*	562,972

	Thrifts and Mortgage Finance—1.2%
37,081	MGIC Investment Corp.*	489,099
31,641	Radian Group, Inc.	656,234
		1,145,333
	Tobacco—1.2%
12,938	Philip Morris International, Inc.	1,143,590

	Trading Companies and Distributors—1.2%
23,674	HD Supply Holdings, Inc.*	1,026,268
1,365	WESCO International, Inc.*	72,359
		1,098,627
	Wireless Telecommunication Services—0.9%
2,206	T-Mobile US, Inc.*	152,435
15,393	Telephone & Data Systems, Inc.	473,027
4,700	United States Cellular Corp.*	215,777
		841,239
	TOTAL COMMON STOCKS (Cost $85,504,484)	92,964,102

		Yield

	SHORT-TERM INVESTMENTS—0.1%

79,030	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $79,030)††	2.453%	79,030

	TOTAL SHORT-TERM INVESTMENTS (Cost $79,030)		79,030

	TOTAL INVESTMENTS, AT VALUE—99.0% (Cost $85,583,514)		93,043,132
	Other Assets in Excess of Liabilities—1.0%		940,464
	NET ASSETS—100.0%		$93,983,596

Notes to the Schedule of Investments:

REIT—Real Estate Investment Trust

*                      Non-income producing security

†                      Denotes all or a portion of security on loan. As of March 31, 2019 the market value of the securities on loan was $78,951 (Note 1)

††               Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At March 31, 2019, industry sector diversification of the M Large Cap Value Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	20.8%
Health Care	15.9%
Information Technology	10.5%
Energy	8.9%
Industrials	8.0%
Communication Services	7.6%
Consumer Staples	7.2%
Consumer Discretionary	6.0%
Utilities	5.8%
Real Estate	4.7%
Materials	3.5%
Short-Term Investments	0.1%
Total	99.0%

The accompanying notes are an integral part of these Schedules of Investments.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

M Fund, Inc. (the “Corporation”) was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of March 31, 2019, the Corporation consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is a separate mutual fund.

1.              Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies and are consistently followed by the Funds in the preparation of their Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange (other than the National Association of Securities Dealers Automated Quotation System “NASDAQ”) are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange (other than NASDAQ) are valued at the most recent bid price. Equity securities and other similar investments traded on NASDAQ are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 1%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV. Over-the-counter securities are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less). Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the fair value hierarchy.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments;

•                  Level 2 — quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended March 31, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of March 31, 2019, all of the Funds had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

The Funds did not have significant transfers in and out of Level 1, Level 2 or Level 3 of the fair value hierarchy during the period ended March 31, 2019.

Securities Lending

The Funds participate in a securities lending program under the terms of a Securities Lending Agency Agreement with State Street Bank and Trust Company, which serves as the Funds’ securities lending agent.  Each Fund may loan its portfolio securities in an amount up to 33 1/3 of its total assets. The Funds receive cash (U.S. currency) as collateral against the loaned securities.  Such collateral is invested by the securities lending agent in a money market mutual fund that meets the quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102%/105% of market value. There is a day lag in receiving the mark, which may at times result in a collateral percentage above or below 102%/105%.

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. If the borrower fails to return loaned securities and cash collateral is insufficient to cover the value of loaned securities (provided that the insufficiency is not due to investment losses), the securities lending agent has agreed, at its option, to pay the amount of any shortfall in collateral to the Funds; or to replace the securities. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to the borrower through  the securities lending agent, is the source of the Fund’s securities lending income, 70% of which is paid to the Fund, 30% of which is paid to the custodian as securities lending agent.

As of March 31, 2019, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
M International Equity Fund	$7,331,998	$7,713,034
M Large Cap Growth Fund	—	—
M Capital Appreciation Fund	5,871,459	6,037,540
M Large Cap Value Fund	78,951	79,030

2.    Tax Information

As of March 31, 2019, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation

M International Equity Fund	$170,346,686	$13,702,302	$(2,784,041)	$10,918,261
M Large Cap Growth Fund	121,502,134	71,812,608	(200,172)	71,612,436
M Capital Appreciation Fund	134,301,910	65,804,093	(19,465,548)	46,338,545
M Large Cap Value Fund	85,583,514	10,286,561	(2,826,943)	7,459,618

The Funds did not have any unrecognized tax benefits as of March 31, 2019, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense. During the period ended March 31, 2019, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2015 through December 2017. No examination of any of the Funds’ tax filings is currently in progress.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that the information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

	By:	/s/ Bridget McNamara-Fenesy
Bridget McNamara-Fenesy, President (as Principal Executive Officer)

Date	5/15/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Bridget McNamara-Fenesy
Bridget McNamara-Fenesy, President (as Principal Executive Officer)

Date	5/15/2019

	By:	/s/ David Lees
David Lees, Secretary / Treasurer (as Principal Financial Officer)

Date	5/15/2019